                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                                                            File No. 33-40991



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [  X  ]


  Pre-Effective Amendment No.  ________                               [_____]

  Post-Effective Amendment No.     8                                  [  X  ]
                               --------


                                      AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [  X  ]



  Amendment No.    8
                ------



                          DELAWARE POOLED TRUST, INC.
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)


                1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)         (Zip Code)


Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------


    George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
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                    (Name and Address of Agent for Service)



Approximate Date of Public Offering:                        November 29, 1995
                                                            -----------------

It is proposed that this filing will become effective:

  _____  immediately upon filing pursuant to paragraph (b)

  _____  on (date) pursuant to paragraph (b)

  _____  60 days after filing pursuant to paragraph (a)(1)

  _____  on date pursuant to paragraph (a)(1)

    X    75 days after filing pursuant to paragraph (a)(2)
  -----
         on ________, 1995 pursuant to paragraph (a)(2) of Rule 485.
  _____

           Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
         of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on December 28, 1994.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                          ---   C O N T E N T S   ---



This Post-Effective Amendment No. 8 to Registration File No. 33-40991 includes the following:


    1.  Facing Page

    2.  Contents Page

    3.  Cross-Reference Sheet

    4.  Part A - Prospectus

    5.  Part B - Statement of Additional Information

    6.  Part C - Other Information

    7.  Signatures

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                             CROSS-REFERENCE SHEET
                             ---------------------

                                     PART A
                                     ------

Item No.   Description                                      Location in Prospectus
--------   -----------                                      ----------------------
   1       Cover Page .............................                 Cover

   2       Fund Expenses ..........................             Fund Expenses

   3       Condensed Financial Information ........          Financial Highlights

   4       General Description of Registrant ......     Investment Objectives, Policies
                                                             and Risk Considerations

   5       Management of the Fund .................          Management of the Fund

   6       Capital Stock and Other Securities .....       Dividends and Capital Gains
                                                              Distributions, Taxes

   7       Purchase of Securities Being Offered ...        Purchase of Shares, Cover,
                                                             Management of the Fund

   8       Redemption or Repurchase ...............      Redemption of Shares, Purchase
                                                                   of Shares

   9       Legal Proceedings ......................                  None

                PRELIMINARY PROSPECTUS DATED SEPTEMBER 15, 1995
                             SUBJECT TO COMPLETION

                             DELAWARE POOLED TRUST
                             ---------------------

Delaware Pooled Trust, Inc. ("Fund") is a no-load, open-end management investment company. The Fund consists of twelve portfolios (collectively, the "Portfolios," or, individually, a "Portfolio") offering investment alternatives for institutional clients. Investors may make investments in only one or in more than one of the following Portfolios:


EQUITY ORIENTED                                          FIXED INCOME ORIENTED
The Defensive Equity Portfolio                           The Fixed Income Portfolio
The Aggressive Growth Portfolio                          The Limited-Term Maturity Portfolio
The International Equity Portfolio                       The Global Fixed Income Portfolio
The Defensive Equity Small/Mid-Cap Portfolio             The International Fixed Income Portfolio
The Defensive Equity Utility Portfolio                   The High-Yield Bond Portfolio
The Labor Select International Equity Portfolio
The Real Estate Investment Trust Portfolio

--------------------------------------------------------------------------------

The Fund is designed to meet the investment needs of discerning institutional investors who desire experienced investment management and place a premium on personal service.

The Fund's High-Yield Bond Portfolio invests up to 100% of its assets in lower rated fixed income securities, commonly known as "junk bonds," which involve greater risks, including default risks, than higher rated fixed income securities. Purchasers should carefully assess these risks before investing in The High-Yield Bond Portfolio. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION - HIGH-YIELD, HIGH RISK SECURITIES."

This Prospectus is designed to set forth concisely the information about the Fund that a prospective institutional client should know before investing and it should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated____________________, 1995, as it may be amended from time to time. That information is incorporated herein by reference and is available without charge upon request from the Fund:

                          Delaware Pooled Trust, Inc.
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA  19103
                          1-800-231-8002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

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TABLE OF CONTENTS
                                     Page                                                                    Page
Fund Expenses...........................3                     Redemption of Shares............................37
Financial Highlights....................6                     Additional Investment Information...............40
Delaware Pooled Trust Summary...........9                     Investment Limitations..........................54
Fund Officers and Portfolio                                   Management of the Fund..........................55
  Managers.............................11                     Shareholder Services............................58
Risk Factors...........................17                     Dividends and Capital Gains
Investment Objectives, Policies                                Distributions..................................59
 and Risk Considerations...............19                     Taxes...........................................60
Purchase of Shares.....................35                     Performance Information.........................63
                                                              Appendix A--Ratings.............................65


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               The date of this Prospectus is:
                               ___________________, 1995

                                 FUND EXPENSES

The following table illustrates all expenses and fees that a shareholder of the Fund can expect to incur:

                                                                                    The          The       The
                                    The        The         The           The        Limited-     Global    International
Shareholder                         Defensive  Aggressive  International Fixed      Term         Fixed     Fixed
Transaction                         Equity     Growth      Equity        Income     Maturity     Income    Income
Expenses                            Portfolio  Portfolio   Portfolio     Portfolio  Portfolio    Portfolio Portfolio
-----------                         ---------  ----------  ------------- ---------  ---------    --------- --------------

Sales Charge Imposed
  on Purchases                      None       None        None          None       None         None      None

Sales Charge Imposed
  on Reinvested
  Dividends                         None       None        None          None       None         None      None

Redemption Fees                     None       None        None          None       None         None      None

Exchange Fees                       None       None        None          None       None         None      None



                                                                           The        The            The
Annual Fund               The        The         The            The        Limited-   Global         International
Operating Expenses        Defensive  Aggressive  International  Fixed      Term       Fixed          Fixed
(as a percentage of       Equity     Growth      Equity         Income     Maturity   Income         Income
average net assets)       Portfolio  Portfolio   Portfolio      Portfolio  Portfolio  Portfolio      Portfolio
-------------------       ---------  ----------  -------------  ---------  ---------  --------       ---------------
Investment Advisory
  Fees After
  Voluntary Waiver
  and Reimbursement       .39%*      .55%*       .71%*          .32%*      .22%*      .33%*          .02%*

12b-1 Fees                None       None        None           None       None       None           None

Other Expenses After
  Voluntary Waiver
  and Reimbursement       .29%*      .38%*       .23%*          .21%*      .21%*      .27%*          .58%*
                          -----      -----       -----          -----      -----      -----          -----

      Total Operating
      Expenses            .68%*      .93%*       .94%*          .53%*      .43%*      .60%*          .60%*
                          =====      =====       =====          =====      =====      =====          =====

The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. With respect to The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The International Fixed Income Portfolio, and The High-Yield Bond Portfolio, the amounts set forth above under the heading "Other Expenses After Voluntary Waiver and Reimbursement" are based on estimates for the Portfolios' initial fiscal year in which they conduct operations. With respect to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio and The Global Fixed Income Portfolio, the amounts set forth above under the heading "Other Expenses After Voluntary Waiver and Reimbursement" are based on actual results for the Portfolios' most recently completed fiscal year.


                                     The                    The            The
                                     Defensive  The         Labor          Real          The
                                     Equity     Defensive   Select         Estate        High-
Shareholder                          Small/     Equity      International  Investment    Yield
Transaction                          Mid-Cap    Utility     Equity         Trust         Bond
Expenses                             Portfolio  Portfolio   Portfolio      Portfolio     Portfolio
-----------                          ---------  ---------   -------------  -----------   ---------

Sales Charge Imposed
  on Purchases                       None       None        None           None          None

Sales Charge Imposed
  on Reinvested
  Dividends                          None       None        None           None          None

Redemption Fees                      None       None        None           None          None

Exchange Fees                        None       None        None           None          None


                                     The                    The            The
                                     Defensive  The         Labor          Real          The
Annual Fund                          Equity     Defensive   Select         Estate        High-
Operating Expenses                   Small/     Equity      International  Investment    Yield
(as a percentage of                  Mid-Cap    Utility     Equity         Trust         Bond
average net assets)                  Portfolio  Portfolio   Portfolio      Portfolio     Portfolio
-------------------                  ---------  ---------   ------------   ----------    ---------
Investment Advisory
  Fees After
  Voluntary Waiver
  and Reimbursement                  .00%**     .35%**      .75%**         .75%**        .45%**

12b-1 Fees                           None       None        None           None          None

Other Expenses After
  Voluntary Waiver
  and Reimbursement                  .00%**     .14%**      .21%**         .14%**        .14%**
                                     ------     ------      ------         ------        ------

     Total Operating
     Expenses                        0.00%**    .49%**      .96%**         .89%**        .59%**
                                     =======    ======      ======         ======        ======

*With respect to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio, Delaware Investment Advisers elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fees payable by a particular Portfolio and to reimburse a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, the amounts noted above during the period from commencement of the public offering for the Portfolio through October 31, 1995. Similarly, Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The International Equity Portfolio, voluntarily elected to waive that portion, if any, of its annual Investment Advisory Fees and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, .96% during the period from commencement of the public offering for the Portfolio through October 31, 1995. With respect to The Global Fixed Income Portfolio and The International Fixed Income Portfolio, Delaware International, the Portfolios' investment adviser, voluntarily elected to waive that portion, if any, of its annual Investment Advisory Fees and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, the amounts noted above during the period from commencement of the public offering for the Portfolio through October 31, 1995. In the absence of such voluntary waivers, Total Operating Expenses (as a percentage of average net assets) are expected to equal 0.82%, 1.17%, 0.97%, 0.61%, 0.51%,0.76% and 1.08%, respectively, for the Portfolios in the order they appear in the above table. Other Operating Expenses for The International Fixed Income Portfolio are estimates derived from The Global Fixed Income Portfolio and assume the voluntary waiver of fees will be in effect. See "MANAGEMENT OF THE FUND" for a recital of the Investment Advisory Fees to which each adviser is entitled under its Investment Management Agreement.

**All expense figures are estimates assuming that each Portfolio has average net assets equal to $75 million. With respect to The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, Delaware Investment Advisers has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by such Portfolios and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis,
 .___%, .49%, .89% and .59%, respectively, during the period from the commencement of the public offering of such Portfolios through October 31, 1996. Similarly, Delaware International, the investment adviser to The Labor Select International Equity Portfolio, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by The Labor Select International Equity Portfolio and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, .96% of such Portfolio's average net assets during the period from the commencement of the public offering of the Portfolio through October 31, 1996. In the absence of such voluntary waivers, Total Operating Expenses (as a percentage of average net assets) are expected to equal ____%, ____%, ____%, ____% and _____%, respectively, for the Portfolios in the order that they appear in the above table. Other Operating Expenses for each of the Portfolios are estimated. See "MANAGEMENT OF THE FUND" for a recital of the Investment Advisory Fees to which each adviser is entitled under its Investment Management Agreement.

The following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


                                                                  1 year   3 years  5 years  10 years
                                                                  ------   ------   -------  --------

          The Defensive Equity Portfolio                            $ 7      $22      $38      $ 85
          The Aggressive Growth Portfolio                             9       30       51       114
          The International Equity Portfolio                         10       30       52       115
          The Fixed Income Portfolio                                  5       17       30        66
          The Limited-Term Maturity Portfolio                         4       14       24        54
          The Global Fixed Income Portfolio                           6       19       33        75
          The International Fixed Income Portfolio                    6       19       33        75

                                                                   1 year*  3 years*
                                                                   -------  --------
          The Defensive Equity Small/Mid-Cap Portfolio               $ 8      $25
          The Defensive Equity Utility Portfolio                     $ 5      $16
          The Labor Select International Equity Portfolio            $10      $31
          The Real Estate Investment Trust Portfolio                 $ 9      $28
          The High-Yield Bond Portfolio                              $ 6      $19

          * Assumes net assets of each Portfolio equal to $75 million.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

The following financial highlights from the initial offerings of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio and The Global Fixed Income Portfolio through October 31, 1994 are derived from the financial statements of each of those Portfolios of the Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights all of which are incorporated by reference into Part B. Further information about The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios' performance is contained in their respective Annual Reports to shareholders. A copy of each Portfolio's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge. Except for the initial sale of shares to Delaware Management Company, Inc., The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The International Fixed Income Portfolio, and The High-Yield Bond Portfolio have sold no shares to investors. Consequently, no financial highlights are being supplied for these eight Portfolios. Unaudited financial highlights for the six months ended April 30, 1995 for The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio and The Global Fixed Income Portfolio are also provided below.
--------------------------------------------------------------------------------



                                                    The Defensive                                The Aggressive
                                                   Equity Portfolio                             Growth Portfolio
                                                   ----------------                             ----------------
                                        Period                                        Period
                                        11/1/94                           Period      11/1/94                           Period
                                        through                           2/3/92(2)   through                           2/27/92(1)
                                       4/30/95(1)      Year  ended       through     4/30/95(1)      Year ended        through
                                      (Unaudited)   10/31/94   10/31/93  10/31/92    (Unaudited)  10/31/94  10/31/93   10/31/92
Net Asset Value, Beginning of Period.. $ 13.0800    $ 12.7300  $ 10.6600 $10.0000     $ 11.0100   $ 11.2000  $ 9.0400   $ 10.0000

Income From Investment Operations
---------------------------------
Net Investment Income.................    0.1863        0.3203     0.2841   0.2291        0.0258      0.0075    0.0181      0.0167
Net Gains (Losses) on  Securities
     (both realized and unrealized)...    0.8337        0.6527     2.3159   0.5109        0.5022      0.0325    2.1589     (0.9767)
                                          ------        ------     ------   ------        ------      ------    ------     --------
   Total From Investment Operations...    1.0200        0.9730     2.6000   0.7400        0.5280      0.0400    2.1770     (0.9600)
                                          ------        ------     ------   ------        ------      ------    ------     --------

Less Distributions
------------------
Dividends (from net investment income)   (0.2600)      (0.2800)   (0.3200)  (0.0800)     (0.0120)    (0.0200)  (0.0170)      none
Distributions (from capital gains)....   (0.4900)      (0.3430)   (0.2100)    none       (0.2360)    (0.2100)     none       none
Returns of Capital....................     none          none       none      none          none        none      none       none
                                           ----          ----       ----      ----          ----        ----      ----       ----
    Total Distributions...............   (0.7500)      (0.6230)   (0.5300)  (0.0800)     (0.2480)    (0.2300)  (0.0170)      none
                                         -------       --------   -------   --------     --------    --------  --------      ----
Net Asset Value, End of Period........ $ 13.3500     $ 13.0800  $ 12.7300  $10.6600    $ 11.2900   $ 11.0100  $11.2000   $  9.0400
                                       =========     =========  =========  ========    =========   =========  ========   ==========
----------------------------

Total Return..........................     8.47%        7.96%      25.17%    10.13%        5.01%       0.34%    24.10%    (13.89%)

----------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
  (000's omitted)..................... $  54,123    $  37,323   $  13,418  $  4,473    $  26,245   $  22,640  $ 20,478   $  4,538
Ratio of Expenses to
  Average Daily Net Assets............     0.68%(3)     0.68%(3)    0.68%(3)  0.68%(3)     0.93%(3)    0.93%(3)  0.93%(3)  0 .93%(3)

Ratio of Net Investment
 Income to Average Daily Net Assets...     3.50%(4)     3.26%(4)    2.90%(4)  3.65%(4)     0.51%(4)    0.07%(4)  0.23%(4)  0.28%(4)
Portfolio Turnover Rate...............       56%          73%         37%       28%          54%         43%       81%       34%

---------------------

(1)  Ratios have been annualized but total return has not been annualized.
(2)  Date of initial sale; ratios and total return have been annualized.
(3) Ratio of expenses to average daily net assets prior to voluntary management fee waiver was 0.73% for the six months ended 4/30/95, 0.82% for the year ended 10/31/94, 1.38% for the year ended 10/31/93 and 2.38% for the period ended 10/31/92 for The Defensive Equity Portfolio; 1.16% for the six months ended 4/30/95, 1.17% for the year ended 10/31/94, 1.40% for the year ended 10/31/93 and 2.56% for the period ended 10/31/92 for The Aggressive Growth Portfolio; 0.97% for the year ended 10/31/94, 1.38% for the year ended 10/31/93 and 2.94% for the period ended 10/31/92 for the International Equity Portfolio; and 0.65% for the six months ended 4/30/95, 0.76% for the year ended 10/31/94 and 0.88% for the period ended 10/31/93 for The Global Fixed Income Portfolio.
(4) Ratio of net investment income (loss) to average daily net assets prior to voluntary management fee waiver was 3.45% for the six months ended 4/30/95, 3.12% for the year ended 10/31/94, 2.20% for the year ended 10/31/93 and 1.95% for the period ended 10/31/92 for The Defensive Equity Portfolio; 0.28% for the six months ended 4/30/95, (0.17%) for the year ended 10/31/94, (0.24%) for the year ended 10/31/93 and (1.35%) for the period ended 10/31/92 for The Aggressive Growth Portfolio; 1.33% for the year ended 10/31/94, 2.56% for the year ended 10/31/93 and 2.69% for the period ended 10/31/92 for The International Equity Portfolio; and 7.23% for the six months ended 4/30/95, 3.48% for the year ended 10/31/94 and 10.42% for the period ended 10/31/93 for The Global Fixed Income Portfolio.



                                                   The International                           The Global
                                                    Equity Portfolio                       Fixed Income Portfolio
                                                    ----------------                      ----------------------
                                        Period                                       Period
                                        11/1/94                          Period      11/1/94                    Period
                                        through                           2/4/92(2)  through        Year        11/30/92(2)
                                        4/30/95(1)     Year  ended        through    4/30/95(1)     ended       through
                                        (Unaudited) 10/31/94   10/31/93   10/31/92   (Unaudited)  10/31/94      10/31/93
Net Asset Value, Beginning of Period..  $ 13.1100   $ 11.9900   $  9.5000 $10.0000   $  9.7900    $ 11.0900      $10.0000

Income From Investmen Operations
--------------------------------
Net Investment Income.................    (0.0149)     0.1440      0.2414   0.2282      0.4109       0.4189        0.9547
Net Gains (Losses) on  Securities
     (both realized and unrealized)...    (0.0691)     1.2360      2.5686  (0.6282)     0.0991      (0.1929)       0.7433
                                          --------     ------      ------  --------     ------      --------       ------
  Total From Investment Operations....    (0.0840)     1.3800      2.8100  (0.4000)     0.5100       0.2260        1.6980
                                          --------     ------      ------  --------     ------      --------       ------
Less Distributions
------------------
Dividends (from net investment income)    (0.1100)    (0.1600)    (0.3200) (0.1000)    (0.2300)     (0.9490)      (0.6080)
Distributions (from capital gains)....    (0.2960)    (0.1000)      none     none        none       (0.5770)        none
Returns of Capital....................      none        none        none     none        none         none          none
                                            ----        ----        ----     ----        ----         -----         ----
  Total Distributions.................    (0.4060)    (0.2600)    (0.3200) (0.1000)    (0.2300)     (1.5260)      (0.6080)
                                          --------     ------      ------  --------     ------      --------       ------
Net Asset Value, End of Period........  $ 12.6200   $ 13.1100   $ 11.9900 $ 9.5000   $ 10.0700    $  9.7900      $11.0900
                                        =========   =========   ========= ========   =========    =========      ========

---------------------------------

Total Return..........................     (0.51%)     11.66%      30.28%   (5.44%)      5.28%       (2.07%)       18.96%
------------
---------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
  (000's omitted).....................  $  96,086   $  70,820   $  24,288 $  5,966   $  76,268   $  42,266      $ 29,313
Ratio of Expenses to
  Average Daily Net Assets............      0.93%       0.94%(3)    0.96%(3) 0.96%(3)    0.60%(3)    0.62%(3)      0.62%(3)
Ratio of Net Investment Income to
  Average Daily Net Assets............     (0.61%)      1.36%(4)    2.98%(4) 4.67%(4)    7.28%(4)    3 .62%(4)     10.68%(4)
Portfolio Turnover Rate...............        12%         22%         28%       2%          61%        205%           198%

---------------------

(1)  Ratios have been annualized but total return has not been annualized.
(2)  Date of initial sale; ratios and total return have been annualized.
(3) Ratio of expenses to average daily net assets prior to voluntary management fee waiver was 0.73% for the six months ended 4/30/95, 0.82% for the year ended 10/31/94, 1.38% for the year ended 10/31/93 and 2.38% for the period ended 10/31/92 for The Defensive Equity Portfolio; 1.16% for the six months ended 4/30/95, 1.17% for the year ended 10/31/94, 1.40% for the year ended 10/31/93 and 2.56% for the period ended 10/31/92 for The Aggressive Growth Portfolio; 0.97% for the year ended 10/31/94, 1.38% for the year ended 10/31/93 and 2.94% for the period ended 10/31/92 for the International Equity Portfolio; and 0.65% for the six months ended 4/30/95, 0.76% for the year ended 10/31/94 and 0.88% for the period ended 10/31/93 for The Global Fixed Income Portfolio.
(4) Ratio of net investment income (loss) to average daily net assets prior to voluntary management fee waiver was 3.45% for the six months ended 4/30/95, 3.12% for the year ended 10/31/94, 2.20% for the year ended 10/31/93 and 1.95% for the period ended 10/31/92 for The Defensive Equity Portfolio; 0.28% for the six months ended 4/30/95, (0.17%) for the year ended 10/31/94, (0.24%) for the year ended 10/31/93 and (1.35%) for the period ended 10/31/92 for The Aggressive Growth Portfolio; 1.33% for the year ended 10/31/94, 2.56% for the year ended 10/31/93 and 2.69% for the period ended 10/31/92 for The International Equity Portfolio; and 7.23% for the six months ended 4/30/95, 3.48% for the year ended 10/31/94 and 10.42% for the period ended 10/31/93 for The Global Fixed Income Portfolio.

                         DELAWARE POOLED TRUST SUMMARY


THE FUND

The Fund consists of twelve Portfolios offering institutional investors a broad range of investment choices coupled with the advantage of a no-load mutual fund with the service companies of The Delaware Group providing customized services as investment adviser, administrator and distributor. Each Portfolio, other than The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, is a diversified fund as defined by the Investment Company Act of 1940 ("1940 Act"). The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio are nondiversified funds as defined by the 1940 Act. The investment objectives and principal policies of each of the twelve Portfolios are as follows:

The Defensive Equity Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk, through investments in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and which, in the opinion of Delaware Investment Advisers, offer capital gains potential as well.

The Aggressive Growth Portfolio--seeks to realize maximum long-term capital growth by investing in equity securities of smaller and medium-sized companies that, in the opinion of Delaware Investment Advisers, offer, at the time of purchase, superior long-term growth potential.

The International Equity Portfolio--seeks to achieve maximum long-term total return by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International Advisers Ltd., are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

The Defensive Equity Small/Mid-Cap Portfolio--seeks to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index, have a market capitalization below that of the third decile of companies registered on the New York Stock Exchange, and which, in Delaware Investment Advisers' opinion, offer capital gains potential.

The Defensive Equity Utility Portfolio--seeks to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing at least 65% of its total assets in equity securities of utility companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and which, in the opinion of Delaware Investment Advisers, offer capital gains potential.

The Labor Select International Equity Portfolio--seeks to achieve maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International Advisers Ltd., are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser, and furthermore, present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Real Estate Investment Trust Portfolio--seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its objectives by investing at least 65% of its total assets in real estate securities, primarily equity real estate investment trusts and real estate operating companies.

The Fixed Income Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of investment grade fixed income obligations. The Portfolio will include U.S. Government securities, mortgage-backed securities, corporate bonds, and other fixed income securities.

The Limited-Term Maturity Portfolio--seeks to provide a high level of current income, consistent with the preservation of principal and reasonable risk. The Portfolio will include U.S. Government securities, mortgage-backed securities, corporate bonds, and other fixed income securities. At no time will the average maturity of the Portfolio exceed five years.

The Global Fixed Income Portfolio--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States and that may also provide the potential for capital appreciation.

The International Fixed Income Portfolio--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States and that may also provide the potential for capital appreciation. Under normal circumstances, the Portfolio intends to invest in securities that are denominated in foreign currencies.

The High-Yield Bond Portfolio--seeks high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated CCC or higher by Standard & Poor's Corporation or Caa or higher by Moody's Investors Service, Inc.


For further information, see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION."

INVESTMENT MANAGEMENT

Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), acts as investment adviser to The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios. The investment management fees payable to Delaware Investment Advisers by these Portfolios are, respectively, .55%, .80%,
 .40%, .30%, .___%, .35%, .75% and .45% of the respective Portfolio's average net assets. Lincoln Investment Management, Inc., acts as sub-adviser to The Real Estate Investment Trust Portfolio and receives 30% of the management fee paid to Delaware. Delaware International Advisers Ltd. ("Delaware International"), an affiliate of Delaware , is the investment adviser to The International Equity, The Global Fixed Income, The International Fixed Income and The Labor Select International Equity Portfolios. The investment management fees payable to Delaware International by The International Equity Portfolio, The Global Fixed Income Portfolio , The International Fixed Income Portfolio and The Labor Select International Equity Portfolio are, respectively, .75%, .50%, .50% and .75% of the respective Portfolio's average net assets. In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios and Delaware International will make no such payments out of the fees it receives for managing The International Fixed Income and The Labor Select International Equity Portfolios. See "MANAGEMENT
OF THE FUND."

                     FUND OFFICERS AND PORTFOLIO MANAGERS

Wayne A. Stork
Chairman
A graduate of Brown University, Mr. Stork also attended the NYU Graduate School of Business Administration while a senior transportation analyst at the Irving Trust Company. He joined Delaware in 1962 as a security analyst covering a wide range of industry groups. In 1975, he became Chief Investment Officer of Delaware Investment Advisers, President in 1984, and in 1990 was named Chairman. Mr. Stork is a Director of Delaware Management Company, Inc. and its affiliates, and is Chairman of the Delaware Group of funds. He is a member of the Institute of Chartered Financial Analysts and the Financial Analysts Federation.


Winthrop S. Jessup
President and Chief Executive Officer

Mr. Jessup is a graduate of Brown University where he majored in Economics. He was a Vice President of Kidder, Peabody & Co. Inc. prior to joining Delaware in 1977. In 1988, he was named Executive Vice President of Delaware Management Company, Inc. and its Delaware Investment Advisers division. Mr. Jessup is also Executive Vice President of the Delaware Group of funds, and a Director of Delaware Management Company, Inc. and its affiliates.


David G. Tilles
Managing Director and Chief Investment Officer - Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware in 1990 as Managing Principal and Chief Investment Officer of Delaware International Advisers Ltd., he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware was Chief Investment Officer of Hill Samuel Investment Advisers Ltd.

George E. Deming
Vice President/Senior Portfolio Manager - The Defensive Equity Portfolio
Mr. Deming received his BA in Economics and Political Science from the University of Vermont and an MA in International Affairs from the University of Pennsylvania. Prior to joining Delaware in 1978, he was responsible for portfolio management and institutional sales at White, Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia. Mr. Deming has managed The Defensive Equity Portfolio since its inception.


Edward N. Antoian
Vice President/Senior Portfolio Manager - The Aggressive Growth Portfolio
Mr. Antoian holds a BS from The State University of New York at Albany and earned an MBA in Finance from the University of Pennsylvania's Wharton School. Mr. Antoian began his career with Price Waterhouse. Prior to joining Delaware in 1984, he worked in the Institutional Equity Department of E. F. Hutton in Philadelphia. He is a Chartered Financial Analyst and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Antoian has managed The Aggressive Growth Portfolio since its inception.


Timothy W. Sanderson
Portfolio Manager - The International Equity Portfolio
A graduate of University College, Oxford, Mr. Sanderson began his investment career in 1979 with Hill Samuel Investment Management Group. Prior to joining Delaware International Advisers Ltd. in 1990 as Senior Portfolio Manager and Director, he was an analyst and senior portfolio manager for Hill Samuel where, since 1987, he had responsibility for Pacific Basin research and the management of international institutional portfolios. Mr. Sanderson has managed The International Equity Portfolio since its inception.


David C. Dalrymple

Vice President/Senior Portfolio Manager - The Defensive Equity Small/Mid-Cap Portfolio
Mr. Dalrymple holds a BS in Business Administration from Clarkson College in Potsdam, NY, and an MBA from Cornell's Johnson School of Management in Ithaca, NY. Prior to joining Delaware Management Company in December of 1991, he spent five years as an assistant portfolio manager for Lord Abbett and Co. in New York. Mr. Dalrymple is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia. Mr. Dalrymple has managed The Defensive Equity Small/Mid-Cap Portfolio since its inception.


Bernard P. Schaffer
Vice President/Senior Portfolio Manager - The Defensive Equity Utility Portfolio Mr. Schaffer is a graduate of Villanova University and holds an MBA in Finance from the University of Pennsylvania's Wharton School. He began his career at White, Weld & Co., Inc. and subsequently held the position of associate managing director at Wertheim Schroder & Company. Prior to joining Delaware Management Company in February of 1990, Mr. Schaffer was a Senior Vice President with Prudential Capital Funding. Mr. Schaffer has managed The Defensive Equity Utility Portfolio since its inception.


Clive A. Gillmore
Director/Senior Portfolio Manager - The Labor Select International Equity Portfolio
A graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Delaware in 1990 after eight years of investment experience. His most recent position prior to joining Delaware was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom. Mr. Gillmore has managed of The Labor Select International Equity Portfolio since its inception.

George H. Burwell
Vice President/Senior Portfolio Manager - The Real Estate Investment Trust Portfolio
Mr. Burwell holds a BA from the University of Virginia with a major in Political Science and a minor in Economics. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. He has also held the position of security analyst with Balis & Born in New York and First Fidelity Bank in New Jersey. Mr. Burwell is a Chartered Financial Analyst. Mr. Burwell has served as a portfolio manager of The Real Estate Investment Trust Portfolio since its inception.


Babak Zenouzi
Vice President/Portfolio Manager - The Real Estate Investment Trust Portfolio Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining Delaware in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant. Mr. Zenouzi has served as a portfolio manager of The Real Estate Investment Trust Portfolio since its inception.


Dennis Blume
Senior Vice President/Director of Real Estate Operations - Lincoln Investment Management, Inc.
Sub-adviser to The Real Estate Investment Trust Portfolio
Mr. Blume holds a BS and an MBA from Indiana University. He joined Lincoln Investment Management, Inc. in 1972 and has held several senior positions in the real estate and public bond areas. He is a member of the Board of Directors of Lynch & Mayer, Inc., Vantage Global Advisors, Inc., Lincoln Investment Management, Inc., and East Wayne Street Center. Mr. Blume is a Chartered Financial Analyst. Mr. Blume has served as a sub-adviser for The Real Estate Investment Trust Portfolio since its inception.


John F. Robertson
Assistant Vice President/Real Estate Investments - Lincoln Investment Management, Inc.
Sub-adviser to The Real Estate Investment Trust Portfolio
Mr. Robertson holds a BA from Wabash College where he was graduated magna cum laude and awarded membership into Phi Beta Kappa, and an MBA with emphasis in finance and real estate from Indiana University. Prior to joining Lincoln Investment Management, Inc.'s Real Estate Debt Group in 1993, he was a consultant with Ernst & Young's Special Services Group where he specialized in the valuation of all types of commercial real estate. Mr. Robertson has completed numerous courses toward the MAI designation and is a candidate for the CFA designation. Mr. Robertson has served as a sub-adviser for The Real Estate Investment Trust Portfolio since its inception.


Gary A. Reed
Vice President/Senior Portfolio Manager - The Fixed Income Portfolio
Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his investment career in 1978 with The Equitable Life Assurance Society, specializing in credit analysis. Prior to joining Delaware Investment Advisers in 1989, Mr. Reed served as Vice President and Manager of the Fixed Income Department at Irving Trust Company. Mr. Reed has managed both discretionary and structured fixed income portfolios and is experienced with a broad range of high-grade fixed income securities. Additionally, he has developed investment programs for Decommissioning Trust Funds and supervised their management. Mr. Reed has managed The Fixed Income Portfolio since its inception.

Ian G. Sims
Portfolio Manager - The Global Fixed Income Portfolio and The International Fixed Income Portfolio
Mr. Sims is a graduate of the University of Leicester and holds a postgraduate degree in statistics from the University of Newcastle-Upon-Tyne. He joined Delaware International Advisers Ltd. in 1990 as a senior international fixed income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed income manager. Prior to joining Delaware, he was a senior fixed income and currency portfolio manager with Hill Samuel Investment Advisers Ltd. Mr. Sims has managed The Global Fixed Income Portfolio since its inception and will manage The International Fixed Income Portfolio when it commences operations.


Paul A. Matlack
Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Matlack is a graduate of the University of Pennsylvania and received his MBA in Finance from George Washington University. He began his career with Mellon Bank as a credit specialist analyzing leveraged transactions in the chemical and pharmaceutical industries. He subsequently served as a loan officer in Mellon's Corporate Lending Division and in the Special Industries Group at Provident National Bank, before joining Delaware in 1989. He is a Chartered Financial Analyst. Mr. Matlack has served as a portfolio manager of The High-Yield Bond Portfolio since its inception.


Gerald T. Nichols
Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Nichols is a graduate of the University of Kansas, where he received an MS in Finance and a BS in Business Administration. Prior to joining Delaware in 1989, he was the investment officer for a merchant banking firm with interests in the insurance and thrift industries. Mr. Nichols began his career in the high-yield bond market with Waddell and Reed, Inc. in 1983 where, as a high-yield credit analyst, he followed a variety of industries. He is a Chartered Financial Analyst. Mr. Nichols has served as a portfolio manager of The High-Yield Bond Portfolio since its inception.


James R. Raith, Jr.
Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Raith is a 1973 graduate of Holy Cross University and received his MBA in Finance from Tulane University in 1975. Prior to joining Delaware in 1987, he held portfolio management positions in both fixed income and equity management. Mr. Raith has been an active participant in the high-yield bond market since 1980. His past experience includes the management of $8 billion of life insurance reserves at ICH Corporation, a major holder and issuer of high-yield debentures (1985-1987), and the management of high-yield pension assets for Firestone Tire and Rubber (1980-1985). He is a Chartered Financial Analyst. Mr. Raith has served as a portfolio manager of The High-Yield Bond Portfolio since its inception.


Maria E. Pollack
Assistant Vice President and Administrative Manager
Ms. Pollack joined the Delaware organization in 1982 and has served in a number of senior administrative capacities. After attending Chestnut Hill College and Temple University, she began her career as executive assistant to the Chairman of the Delaware Group of funds and Delaware Investment Advisers. Prior to becoming Administrative Manager for the Fund, she was responsible for coordinating administrative activity for institutional shareholders in another investment program maintained by the Delaware Group.

ADMINISTRATIVE SERVICES

Delaware Service Company, Inc., an affiliate of Delaware Management Company, Inc. and Delaware International Advisers Ltd., provides the Fund with administrative, dividend disbursing and transfer agency services. See "MANAGEMENT OF THE FUND."


SPECIAL REPORTS AND OTHER SERVICES

The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders detailed monthly appraisals of the status of their account and complete reviews of portfolio assets, performance results, and other pertinent data. Finally, the investment advisers' service staff expects to conduct personal reviews no less than annually with each shareholder, with interim telephone updates and other communications, as appropriate. The Fund's dedicated telephone number (1-800-231-8002) is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number. Written correspondence should be addressed to:

                          Delaware Pooled Trust, Inc.
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          Attn: Client Services

From time to time, certain institutional separate accounts advised by Delaware Investment Advisers or Delaware International may invest in the Fund's Portfolios. The Portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the Portfolios' shares. These transactions will affect the Portfolios, since Portfolios that experience redemptions may be required to sell portfolio securities, and Portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware Investment Advisers and Delaware International, representing the interests of the Portfolios, is committed to minimizing the impact of such transactions on the Portfolios. In addition, Delaware Investment Advisers and Delaware International, as adviser to the institutional separate accounts, is also committed to minimizing the impact on the Portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

In cases where a shareholder of any of the Portfolios has an investment counseling relationship with Delaware Investment Advisers or Delaware International, Delaware Investment Advisers or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the respective Portfolio. This procedure will be utilized with clients having contractual relationships based on total assets managed by Delaware Investment Advisers or Delaware International to avoid situations where excess advisory fees might be paid to Delaware Investment Advisers or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in a Portfolio.

See "SHAREHOLDER SERVICES."

CUSTODIAL SERVICES

The Morgan Guaranty Trust Company of New York, 60 Wall Street, New York, NY 10260, acts as the Fund's custodian bank.


HOW TO INVEST

Shares of each Portfolio are offered directly to institutional investors at net asset value with no sales commissions or 12b-1 charges. The minimum initial investment for a Portfolio of the Fund is $1,000,000. There is no minimum for subsequent investments in a Portfolio where the minimum initial investment has been satisfied. In addition, institutional investors in The International Equity and The Labor Select International Equity Portfolios may, under certain circumstances, be required to make their investments in the respective Portfolio, pursuant to instructions of the Fund, by a contribution of securities in-kind to the Portfolio or by following another procedure that will have the same economic effect as an in-kind purchase; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow institutional investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios. See "PURCHASE OF SHARES."


HOW TO REDEEM

Shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price and the redemption may be in cash or, under certain circumstances, in-kind. If a shareholder reduces their investment in a Portfolio below $500,000, their investment in that Portfolio may be subject to redemption. In addition, investors in The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios may, under certain circumstances, be required to accept their redemption, pursuant to instructions from the Fund, in-kind in portfolio securities or, at the election of the investor, by following another procedure that will have the same economic effect as an in-kind redemption; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with the sale of the subject securities. See "REDEMPTION OF SHARES."

                                 RISK FACTORS

An investment in the Fund entails certain risks and considerations about which an investor should be aware.

Because both The Aggressive Growth Portfolio(which seeks long-term capital growth) and The Defensive Equity Small/Mid-Cap Portfolio (which seeks to maximize long-term total return) invest primarily in small- to medium-sized companies,the Portfolios' investments are likely to involve a higher degree of liquidity risk and price volatility than if investments were made in larger capitalization securities. The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio also may, under certain circumstances, use certain futures contracts and options on futures contracts, as well as options on stock.


The International Equity ,The Labor Select International Equity, The Global Fixed Income, and The International Fixed Income Portfolios will invest in securities of foreign issuers which normally are denominated in foreign currencies and may hold foreign currency directly. In addition, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios may invest up to 10% of their total assets in foreign securities. Consequently, these Portfolios may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar denominated securities, a Portfolio may invest in forward foreign currency contracts. Those activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, The Defensive Equity Utility, The Real Estate Investment Trust, and The International Fixed Income Portfolios may engage in foreign currency options and futures transactions. For a discussion of the risks associated with these instruments see "RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS."

The foreign securities in which The International Equity, The Labor Select International Equity, The Global Fixed Income, and The International Fixed Income Portfolios (and The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios, up to 10% of their total assets) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of the Portfolios may be significantly affected by such trading on days when shareholders will have no access to the Portfolios. See "VALUATION OF SHARES."

The Real Estate Investment Trust Portfolio concentrates its investments in the real estate industry, and The Defensive Equity Utility Portfolio concentrates its investments in the utility industry. As a consequence, the net asset values of the Portfolios can be expected to fluctuate in light of the factors affecting those industries, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Defensive Equity Utility and The Real Estate Investment Trust Portfolios may be more susceptible to any single economic, political or regulatory occurrence affecting the utility or real estate industry, respectively.

The High-Yield Bond Portfolio invests in lower rated fixed income securities, which, while generally having higher yields, are subject to factors, such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater volatility and risk of loss of income and principal than are higher rated securities. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION - HIGH-YIELD, HIGH RISK SECURITIES."

The Fixed Income, The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios will normally experience annual portfolio turnover rates exceeding 100%, but those rates are not expected to exceed 250% with respect to The Fixed Income Portfolio and 200% with respect to The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios. Such relatively high portfolio turnover rates involve correspondingly higher brokerage commissions, for equity transactions, and other transaction costs and may affect the taxes payable by the Portfolios' shareholders that are subject to federal income tax. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" "PORTFOLIO TRANSACTIONS" and "TAXES."

The Fixed Income, The Limited-Term Maturity and The Global Fixed Income Portfolios may invest in collateralized mortgage obligations and those Portfolios, as well as The Real Estate Investment Trust Portfolio, may invest in mortgage-backed securities. See "ADDITIONAL INVESTMENT INFORMATION--MORTGAGE-BACKED SECURITIES."

The Real Estate Investment Trust Portfolio, by investing primarily in securities of real estate investment trusts, is subject to interest rate risk, in that as interest rates decline, the value of the Portfolio's investment in real estate investment trusts can be expected to rise. Conversely, when interest rates rise, the value of the Portfolio's investments in real estate investment trusts holding fixed rate obligations can be expected to decline. See "ADDITIONAL INVESTMENT INFORMATION--REITS."

Each of the twelve Portfolios may lend its portfolio securities, may invest in repurchase agreements and may purchase securities on a when-issued basis.

While The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, they will not be diversified under the 1940 Act. Thus, while at least 50% of each Portfolio's total assets will be represented by cash, cash items, certain qualifying securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Portfolio's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

Each of the investment strategies identified above involves special risks which are described under "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION" in this Prospectus and "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                        INVESTMENT OBJECTIVES, POLICIES
                            AND RISK CONSIDERATIONS

The investment objective of each Portfolio of the Fund is described below, together with the policies each Portfolio employs in its efforts to achieve its objective. There is no assurance that a Portfolio will attain its objective. The investment objective of each Portfolio is fundamental and may only be changed by a majority approval of that Portfolio's shareholders. Unless otherwise noted, the investment policies described below are not fundamental policies and may be changed without shareholder approval.


THE DEFENSIVE EQUITY PORTFOLIO

The Defensive Equity Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index ("S&P 500 Index") and which, in the investment adviser's opinion, offer capital gains potential as well.

In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depository Receipts actively traded in the United States. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities. Equity securities for this purpose include, but are not limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by Standard & Poor's Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) or be of comparable quality as determined by the investment adviser. Appendix A of this Prospectus describes the ratings of S&P and Moody's. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

The investment adviser seeks to invest in high-yielding equity securities and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. The investment adviser believes that a diversified portfolio of such high-yielding stocks will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase: 1) a dividend yield greater than the prevailing yield of the S&P 500 Index; 2) a price-to-book ratio lower than the average large capitalization company; and 3) a below-market price-to-earnings ratio.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances. The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.


THE AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth Portfolio's investment goal is to realize maximum long-term capital growth. The Portfolio seeks to attain this objective by investing in equity securities of smaller and medium-sized companies which, in the opinion of the investment adviser, present, at the time of purchase, significant long-term growth potential. In pursuing this objective, current income is expected to be incidental.

The Portfolio invests primarily in growth-oriented common stocks of small- to medium-sized domestic corporations. Such companies, in the investment adviser's view, generally are those companies that have total market capitalization between $100 million and $2.5 billion at the time of purchase. The Portfolio may invest in securities issued by companies having a capitalization outside that range when, in the investment adviser's opinion, such a company exhibits the same characteristics and growth potential as companies within the range. Equity securities for this purpose include, but are not to be limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. Although the investment adviser does not pursue a market timing approach to investing, the Portfolio may hold cash or invest in short-term debt securities or other money market instruments when, in the investment adviser's opinion, such holdings are prudent given the prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 10% of its total assets in cash or such short-term investments, but, on occasion, may hold as much as 30% of its total assets in cash or such short-term investments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION."

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.

The Portfolio will not invest 25% or more of its total assets in securities of companies which conduct their principal business activities in specific industries. The Portfolio expects to invest in small- to medium-sized companies that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for significant long-term capital growth. The investment adviser assesses economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology, new products or services, research discoveries, rejuvenated management and the like. However, the Portfolio may invest in any equity security which, in the investment adviser's judgment, provides the potential for significant capital appreciation.

The investment adviser believes that consistent earnings per share growth is just as important as high absolute growth. Because the Portfolio seeks long-term capital growth by investing primarily in small- to medium-sized companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than larger capitalization securities.

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%.


THE INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on fundamental analysis employed by the investment adviser.

In selecting portfolio securities the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include, but are not limited to, common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including European Currency Units ("ECU")) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser.

The Portfolio may hold up to 15% of its assets in foreign fixed income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed income securities present an opportunity for returns, over an 18-month period, greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The World Bank, European Investment Bank, Asian Development Bank, European Economic Community, and the Inter-American Development Bank. Such fixed income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for a further description of these and other investment policies.

The investment adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle taking into consideration the movement in the price of the individual security, and the impact of currency adjustment on a United States domiciled, dollar-based investor. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but, it is expected that the annual turnover rate of the Portfolio will not exceed 150% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States. Investments will be made mainly in marketable securities of companies located in developed countries, but the stock markets of developing countries are rapidly becoming accessible and the Portfolio may hold securities of issuers located in any developing country determined to be appropriate by the investment adviser. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in emerging or developing countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION - FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


THE DEFENSIVE EQUITY SMALL/MID-CAP PORTFOLIO

The Defensive Equity Small/Mid-Cap Portfolio's investment objective is to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the S&P 500 Index, have a market capitalization below that of the third decile of companies registered on the New York Stock Exchange, and, in the investment adviser's opinion, offer capital gains potential as well.

In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depository Receipts actively traded in the United States. Under normal market conditions, at least 65% of the value of Portfolio's total assets will be invested in equity securities. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock, and certain other non-traditional equity securities. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE AND DEBT SECURITIES" and "AMERICAN DEPOSITORY RECEIPTS" for further details concerning these and other investment policies.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" and "APPENDIX A - RATINGS" for further details concerning these and other investment policies.

The investment adviser seeks to invest in high-yielding equity securities of small and mid-cap companies and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. Further, the investment adviser believes that, although more volatile, small and mid-cap companies will provide higher returns over the long-term. In the investment adviser's opinion, a diversified portfolio of such high-yielding, small and mid-cap companies will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase: 1) a dividend yield greater than the prevailing yield of the S&P 500 Index; and 2) market capitalization below that of the third decile of companies registered on the New York Stock Exchange.
Such companies, in the investment adviser's view, generally are those companies that currently have a total market capitalization of less than $3 billion at the time of purchase.

The Portfolio expects to invest in companies in the capitalization range described above, and that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for providing long-term total return. Because the Portfolio seeks long-term total return by investing primarily in small to mid-cap companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than investments in larger capitalization securities.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances. The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.


THE DEFENSIVE EQUITY UTILITY PORTFOLIO

The Defensive Equity Utility Portfolio's investment objective is to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of utility companies which, at the time of purchase, have dividend yields above the current yield of the S&P 500 Index and which, in the investment adviser's opinion, offer capital gains potential as well. The Portfolio will operate as a nondiversified fund for purposes of the 1940 Act.

In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. utility companies, although from time to time the Portfolio will include sponsored or unsponsored American Depository Receipts actively traded in the United States. Under normal market conditions, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of utility companies. The Portfolio may invest in the equity securities of electric utilities, and other regulated utilities including, but not limited to, natural gas pipelines, water utilities and telephone utilities. The Portfolio may also invest in the equity securities of utility holding companies. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock and convertible securities. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE AND DEBT SECURITIES" and "AMERICAN DEPOSITORY RECEIPTS" for a further discussion of these investment policies.

The Portfolio may also invest up to 35% of its total assets in the debt securities of utility companies. Generally, these debt securities will be investment grade quality as determined by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) or be of comparable quality as determined by the investment adviser. The Portfolio may invest up to 10% of its assets in fixed income securities rated below investment grade, including foreign government securities as discussed below. The Portfolio may also invest up to 10% of its assets in securities of foreign issuers. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "HIGH-YIELD, HIGH RISK SECURITIES" for a further discussion of these investment policies.

In connection with the Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency consideration may present risks if the Portfolio holds international securities. In this regard, the Portfolio may carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION -- FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

The investment adviser seeks to invest primarily in high-yielding equity securities of utility companies and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. Further, the investment adviser believes that utility companies will provide higher income and competitive long-term total returns. The investment adviser believes that a diversified portfolio of such high-yielding utility companies will provide more consistent returns than the broad market, as well as preserve principal in difficult market environments. Equity securities of companies considered for purchase generally will exhibit a dividend yield greater than the prevailing yield of the S&P 500 Index.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances. The Portfolio will not maintain diversity among economic sectors and industries due to the specific nature of its investment objective, but will not invest, ordinarily, more than 5% of its total assets, at the time of purchase, in the securities of any one company.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The Labor Select International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside of the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on rigorous fundamental analysis employed by the investment adviser. In addition to following these quantitative guidelines, the Portfolio's investment adviser will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

In selecting portfolio securities, the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including the ECU) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser.

The Portfolio may hold up to 15% of its assets in foreign fixed income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed income securities present an opportunity for returns greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The World Bank, European Investment Bank, Asian Development Bank, European Economic Community, and the Inter-American Development Bank. Such fixed income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for a further description of these and other investment policies.

The investment adviser's approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a United States domiciled, dollar-based investor, and the investment guidelines described below. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing the adviser's quantitative approach to stock selection, the investment adviser will, in managing the Portfolio, also attempt to follow certain qualitative investment guidelines which seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of issuers domiciled in those countries that are included in the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index and Canada, as long as the country does not appear on any list of prohibited or boycotted nations of the AFL-CIO or certain other labor organizations. Nations that are presently in the EAFE Index include Japan, the United Kingdom, Germany, France, and The Netherlands. In addition, the Portfolio will tend to favor investment in issuers located in those countries that the investment adviser perceives as enjoying favorable relations with the United States. Pursuant to the Portfolio's issuer-specific criteria, the Portfolio will (1) invest only in companies which are publicly traded; (2) focus on companies that show, in the investment adviser's opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable U.S. Government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. In the opinion of the Portfolio's investment adviser, evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of non-compliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that the Portfolio's investment adviser will utilize in selecting securities will vary over time, and will be solely in the adviser's discretion.

While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States, and which comply with the parameters described above. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in foreign countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%.

Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION -- FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO

The investment objective of The Real Estate Investment Trust Portfolio is to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either 1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or 2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Portfolio will operate as a nondiversified fund for purposes of the 1940 Act.

The Portfolio invests primarily in equity securities of REITs and REOCs, including, from time to time, sponsored or unsponsored American Depository Receipts actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio may also purchase preferred stock. The Portfolio may invest up to 10% of its assets in foreign securities, and in convertible securities. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "CONVERTIBLE AND DEBT SECURITIES" for further discussion of these investment policies. The Portfolio may also invest in mortgage-backed securities. See "MORTGAGE-BACKED SECURITIES" for more detailed information about this investment policy.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

Although the Portfolio does not invest directly in real estate, the Portfolio does invest primarily in REITs and REOCs, and does concentrate its investments in the real estate industry. As a consequence, an investment in the Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. For a further discussion of the risks presented by investing in REITs, see "ADDITIONAL INVESTMENT INFORMATION--REITS."

While the Portfolio does not intend to invest directly in real estate, the Portfolio could, under certain circumstances, own real estate directly as a result of a default on securities the Portfolio owns. In addition, if the Portfolio has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company.

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.

In connection with the Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if the Portfolio holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%.


THE FIXED INCOME PORTFOLIO

The Fixed Income Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed income obligations, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

It seeks maximum long-term total return by investing in debt securities having an average effective maturity (that is, the market value weighted average time to repayment of principal) of between one to ten years. Short - and intermediate- term debt securities (under ten years) form the core of the Portfolio, with long-term bonds (over ten years) purchased as well when the investment adviser believes they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when the investment adviser believes opportunities for enhanced returns exceed risk.

Typically, approximately 50% of the Portfolio's assets will be invested in U.S. Government securities, mortgage-backed securities and asset-backed securities. All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed income obligations will be those rated BBB or better by S&P or Baa or better by Moody's or those deemed to be of comparable quality by the investment adviser. Obligations rated BBB and Baa have speculative characteristics. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions. See "ADDITIONAL INVESTMENT INFORMATION -- U.S. GOVERNMENT SECURITIES" and "MORTGAGE-BACKED SECURITIES" for more detailed information about these and other investment policies.

The Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 250%. A 100% turnover rate would occur if all of the securities in the Portfolio were sold and replaced within one year. The rate of portfolio turnover is not a limiting factor when the investment adviser deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs and may affect taxes payable by the Portfolio's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Portfolio's shares. The degree of Portfolio activity may affect brokerage costs of the Portfolio and taxes payable by institutional shareholders that are subject to federal income taxes. See "PORTFOLIO TRANSACTIONS" and "TAXES."

THE LIMITED-TERM MATURITY PORTFOLIO

The Limited-Term Maturity Portfolio seeks to realize a high level of current income, consistent with the preservation of principal and reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed income securities including: U.S. Government securities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities. The Portfolio will not exceed an average effective maturity (that is, the market value weighted average time to repayment of principal) of five years and will invest at least a majority of its assets in U.S. Government securities and mortgage-backed securities. The Portfolio also may hold up to 30% of its assets in investment grade corporate fixed income obligations (other than mortgage-backed securities and U.S. Government securities) and asset-backed securities, but may not invest more than 10% of its assets in such investment grade corporate fixed income securities rated, at the time of purchase, Baa by Moody's or BBB by S&P or determined to be of comparable quality by the investment adviser. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions.

The Limited-Term Maturity Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 200%. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE FIXED INCOME PORTFOLIO" for a discussion of the implication of a portfolio turnover rate exceeding 100%.


THE GLOBAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. The Portfolio will operate as a nondiversified fund for purposes of the 1940 Act.

The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed income instruments for the Portfolio, the investment adviser identifies those countries' fixed income markets which it believes will provide the United States' domiciled investor the highest yield over a market cycle, while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, and it is therefore expected that the annual turnover of the portfolio will not exceed 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as, foreign and U.S. Government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK

SECURITIES." The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. The Portfolio may also invest in mortgage-backed securities. See "ADDITIONAL INVESTMENT INFORMATION--MORTGAGE-BACKED SECURITIES."

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in U.S.Government securities and foreign government securities and securities of supranational entities.

With respect to U.S. Government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury.
These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. Government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "SHORT-TERM INVESTMENTS."

With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the investment manager to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with its portfolio of securities. See "ADDITIONAL INVESTMENT INFORMATION --FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE INTERNATIONAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund. As such, it may invest in securities issued in any currency and may hold foreign currency.
Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Under normal circumstances, the Portfolio intends to invest in securities which are denominated in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as ECU. The Portfolio will operate as a nondiversified fund for purposes of the 1940 Act.

The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed income instruments for the Portfolio, the investment adviser identifies those countries' fixed income markets which it believes will provide the United States domiciled investor the highest yield over a market cycle, while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but, it is expected that the annual turnover of the portfolio will be approximately 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of foreign companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as, foreign government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency.

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in foreign government securities and securities of supranational entities.

With respect to U.S. Government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. Government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and"SHORT-TERM INVESTMENTS."

With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the investment manager to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may utilize a wide range of hedging instruments, including options, futures contracts, and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolios of securities. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS," and"OPTIONS."

It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE HIGH-YIELD BOND PORTFOLIO

The High-Yield Bond Portfolio's investment objective is to seek high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated CCC or higher by S&P or Caa or higher by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. The Portfolio pursues a strategy to invest primarily in those securities that have a liberal and consistent yield and those tending to reduce the risk of market fluctuations.

The Portfolio will invest at least 80% of its assets at the time of purchase in:
1) corporate bonds that may be rated or unrated, the latter of which may be more speculative in nature than rated bonds; or 2) securities issued or guaranteed by the U.S Government, its agencies or instrumentalities; or 3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE AND DEBT SECURITIES" for a further discussion of these investment policies. The Portfolio may invest up to 10% of its total assets in securities of issuers domiciled in foreign countries. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

Although the Portfolio does not generally purchase a substantial amount of zero coupon bonds or pay-in-kind (PIK) bonds, from time to time, the Portfolio may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio. For example, the Portfolio accrues, and is required to distribute to shareholders income on its zero coupon bonds. However, the Portfolio may not receive the cash associated with this income until the bonds are sold or mature. If the Portfolio did not have sufficient cash to make the required distribution of accrued income, the Portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.


With respect to U.S. Government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury.
These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%.

It is anticipated that the Portfolio's assets will be invested primarily in unrated corporate bonds and bonds rated CCC or higher by S&P or Caa or higher by Moody's, or, if unrated, judged to be of comparable quality by the investment adviser. The market values of fixed income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. These lower rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market, are subject to greater volatility and risks of loss of income and principal than are higher rated securities. The investment adviser will attempt to reduce such risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Portfolio. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. Some of the principal risks to which junk bonds are subject are discussed below.

Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Portfolio's net asset value.

In addition, if, as a result of volatility in the high-yield market or other factors, the Portfolio experiences substantial net redemptions of the Portfolio's shares for a sustained period of time, the Portfolio may be required to sell securities without regard to the investment merits of the securities to be sold. If the Portfolio sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Portfolio will decrease and the Portfolio's expense ratios may increase.

Furthermore, the secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Portfolio's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

Finally, there are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchase of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.

See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES" for further information about high-yield securities.

                              PURCHASE OF SHARES

Shares of each Portfolio may be purchased without a sales commission, at net asset value per share next determined after (i) the Fund has been notified by telephone of your purchase order and (ii) Federal Funds have been delivered to the Fund's bank account maintained with The Morgan Guaranty Trust Company of New York ("Custodian Bank"). Shares of The International Equity Portfolio and The Labor Select International Equity Portfolio may, under certain circumstances, be required to be purchased in-kind, as noted below. At such time as the Fund receives appropriate regulatory approval to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow institutional investors who have an investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios. See "VALUATION OF SHARES."

The minimum initial investment for a Portfolio is $1,000,000.

By Federal Funds Wire

Purchases of shares of a Portfolio may only be made by having your bank wire Federal Funds to the Fund's bank account maintained with the Custodian Bank. In order for share purchases to be priced at the end of a given business day, the Fund must be notified by telephone and Federal Funds must be received no later than the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily, 4 p.m., Eastern time) on days when the exchange is open. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced on the following business day. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

1. Telephone the Fund (Toll Free: 1-800-231-8002) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.

2. Instruct your bank to wire the specified amount of Federal Funds to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the Portfolio(s) selected and the account number assigned to you) at:

              The Morgan Guaranty Trust Company of New York
              New York, NY 10015
              ABA #021000238
              DDA #001-30-970  (The Defensive Equity Portfolio)
              DDA #001-30-981  (The Aggressive Growth Portfolio)
              DDA #001-30-992  (The International Equity Portfolio)
              DDA #001-00-000 (The Defensive Equity Small/Mid-Cap Portfolio) DDA #001-00-000 (The Defensive Equity Utility Portfolio)
              DDA #001-00-000 (The Labor Select International Equity Portfolio) DDA #001-00-000 (The Real Estate Investment Trust Portfolio)
              DDA #001-31-003  (The Fixed Income Portfolio)
              DDA #001-31-014  (The Limited-Term Maturity Portfolio)
              DDA #001-49-527  (The Global Fixed Income Portfolio)
              DDA #001-63-453  (The International Fixed Income Portfolio)
              DDA #001-00-000  (The High-Yield Bond Portfolio)
              Attn:  Delaware Pooled Trust, Inc.
              Ref:  (Portfolio name, your account number, your account name)


Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE and the Custodian Bank are open for business.

3.  Complete the Account Registration Form within two days and mail it to:

                          Delaware Pooled Trust, Inc.
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          Attn: Client Services

In-Kind Purchases or Similar Procedures (The International Equity Portfolio and The Labor Select International Equity Portfolio)

Institutions proposing to invest an amount which at the time they telephone the Fund (as required above), would constitute 5% or more of the assets of The International Equity Portfolio and The Labor Select International Equity Portfolio will, under normal circumstances, be required to make purchases by tendering securities in which the respective Portfolio otherwise would invest or, by following another procedure that will have the same economic effect as an in-kind purchase. In either case, an investor that is required to purchase shares pursuant to those procedures will be required to pay the brokerage or other transaction costs of acquiring the subject securities. Prospective investors will be notified when they telephone the Fund whether their investment must be made in-kind or by such other procedure and, if in-kind, what securities must be tendered. The purchase price per share for such investors shall be the net asset value next determined after, as the case may be, (1) delivery of cash or securities to the Custodian Bank and/or (2) the assignment to the respective Portfolio by a prospective purchaser on trade date of the investor's right to delivery of securities as to which brokerage orders have been placed (but, as to which settlement is yet to occur) and delivery of cash in an amount necessary to pay for those securities on settlement date. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's net asset value. See "VALUATION OF SHARES." Such investors should contact the Fund at (1-800-231-
8002) for further information.

ADDITIONAL INVESTMENTS

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account, in as much as it is very important to notify the Fund of your impending purchase by first calling the Fund (1-800-231-8002). Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to the Fund's Custodian Bank. Additional investments in The International Equity Portfolio and The Labor Select International Equity Portfolio are subject to the same procedures and requirements (including the in-kind or similar procedures) set forth above.

                             REDEMPTION OF SHARES

You may withdraw all or any portion of the amount in your account by redeeming shares at any time. The Fund will redeem shares of each Portfolio at its net asset value next determined after receipt of your redemption request in accordance with the following instructions. On days that the Fund, the NYSE and the Custodian Bank are open for business, the net asset value of the Fund's Portfolios are determined as of the close of regular trading of the NYSE (ordinarily, 4 p.m., Eastern time). See "VALUATION OF SHARES."

Shares of the Fund may be redeemed by mail, FAX message, or telephone. No charge is made for redemption. The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Shares of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.

By Mail or FAX Message

Each Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." Your request should be addressed to:

                           Delaware Pooled Trust, Inc.
                           Attn:  Client Services
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103
                           FAX # 215-972-8864

"Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:

a. A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

b. If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, then a separate written request must be submitted to the Fund at the above address and copies of this request sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

By Telephone

If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be wired to the commercial bank or account designation identified in the Account Registration Form. Shares cannot be redeemed by telephone if stock certificates are held for those shares or, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio or The International Fixed Income Portfolio, in instances when the special in-kind redemption procedures are triggered, as described below. Please contact the Fund for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above. It will be implemented at the net asset value next determined after it is received. Neither the Fund, the Portfolios nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.

The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.

Redemptions In-Kind or Similar Procedures (The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios)

Institutions proposing to redeem an amount which, at the time they notify the Fund of their intention to redeem (as described below), would constitute 5% or more of the assets of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio or The International Fixed Income Portfolio will, under normal circumstances, be required to accept their redemption proceeds in-kind in Portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. In either case, an investor that is required to redeem shares pursuant to this election must bear the brokerage or other transaction costs of selling the Portfolio securities representing the value of their redeemed shares. Any Portfolio securities delivered upon redemption will be valued as described in "VALUATION OF SHARES." Investors in these Portfolios should contact the Fund at (1-800-231-8002) for further information.

Institutional investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such institutional investors.


IMPORTANT REDEMPTION INFORMATION

Because the Fund's shares are sold to institutional investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at (1-800-231-8002), and giving notification of your future intentions. Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").

With respect to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, as noted above, or if the Fund otherwise determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of Portfolio securities so received in payment of redemptions.

Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in a Portfolio if the value of your holdings in that Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

                       ADDITIONAL INVESTMENT INFORMATION

U.S. GOVERNMENT SECURITIES

The U.S. Government securities in which the various Portfolios may invest for temporary purposes and otherwise (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS"), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. Government , and by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. Government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.


MORTGAGE-BACKED SECURITIES

The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The Global Fixed Income Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, GNMA certificates. Such securities differ from other fixed income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

The Portfolios also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Portfolios may invest are considered by the Commission to be investment companies, the Portfolios will limit their investments in such securities in a manner consistent with the provisions of the 1940 Act.

The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolios may invest.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of a Portfolio's net assets.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Portfolios will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolios currently invest in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized statistical rating agency.


ASSET-BACKED SECURITIES

The Fixed Income and Limited-Term Maturity Portfolios may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. It is the Portfolios' current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. See "MORTGAGE-BACKED SECURITIES" above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

SHORT-TERM INVESTMENTS

The short-term investments in which The Defensive Equity, The Aggressive Growth, The International Equity,The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income and The High-Yield Bond Portfolios may invest consistent with the limits recited above (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS") are:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

(2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;

(3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;

(4)  U.S. Government securities (see "U.S. GOVERNMENT SECURITIES"); and

(5)  Repurchase agreements collateralized by securities listed above.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment.

Each Portfolio will maintain with the Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with brokers, dealers or banks deemed to be creditworthy by a Portfolio's investment adviser under guidelines of the Fund's directors. In a repurchase agreement, a Portfolio buys securities from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Not more than 10% of a Portfolio's assets may be invested in repurchase agreements having a maturity in excess of seven days. Repurchase agreements may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with an Order the Delaware Group has obtained from the Commission under Section 17(d) of the 1940 Act.


SECURITIES LENDING ACTIVITIES

Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.


BORROWING FROM BANKS

Each Portfolio may borrow money as a temporary measure or to facilitate redemptions. No Portfolio has the intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, consistent with Commission rules, immediately after any borrowing is in an amount which exceeds 5% of its net assets, there must be asset coverage of at least 300%. In the event the asset coverage declines below 300%, a Portfolio would take steps to reduce the amount of its borrowings so that asset coverage would equal at least 300%. Securities will not be purchased while a Portfolio has an outstanding borrowing.

FOREIGN INVESTMENT INFORMATION

The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (and The Defensive Equity Utility, The Real Estate Investment Trust, and The High-Yield Bond Portfolios, up to 10% of their total assets) will invest in securities of foreign issuers and may hold foreign currency. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of The International Equity, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income and The High-Yield Bond Portfolios' foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments. See "TAXES." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because a Portfolio may hold foreign currency and because stocks of foreign companies are normally denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. See "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS" below.

The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Portfolio invests.
In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Portfolios' investment advisers do not believe that any current repatriation restrictions would affect their decision to invest in such countries.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As noted above, the foreign investments made by The International Equity, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income and The International Fixed Income Portfolios present currency considerations which pose special risks. The investment advisers use a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.


Although The International Equity Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

A Portfolio may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

For example, when the investment adviser believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

The Portfolios may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies. In the alternative, the Portfolios may also engage in currency "cross hedging" when, in the opinion of the investment advisers, as appropriate, the historical relationship among foreign currencies suggests that the Portfolios may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize gain or loss from currency transactions.

With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.


HIGH-YIELD, HIGH RISK SECURITIES

The International Fixed Income Portfolio and The Global Fixed Income Portfolio may each invest up to 5% of its assets in high risk, high-yield fixed income securities of foreign governments, including so-called Brady Bonds. In addition, The Defensive Equity Utility Portfolio may invest up to 10% of its total assets in fixed income securities rated below investment grade. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment manager to have characteristics similar to such rated securities. Finally, The High-Yield Bond Portfolio invests primarily in securities rated CCC or higher by S&P or Caa or higher by Moody's, or, if unrated, judged to be of comparable quality by the investment adviser. See "APPENDIX A--RATINGS" to this Prospectus for more rating information. The discussion in this Section supplements the description of the risks of high-yield securities found earlier in this Prospectus in "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS - THE HIGH-YIELD BOND PORTFOLIO," and investors should refer to that Section for a further discussion of the risks of high-yield bonds.

Fixed income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Portfolios' investment advisers intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Portfolios, there can be no assurance that diversification will protect the Portfolios from widespread bond defaults brought about by a sustained economic downturn.

Medium and low-grade bonds held by the Portfolios may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Portfolios' net asset value per share.

The International Fixed Income and The Global Fixed Income Portfolios also have the ability to invest in Brady Bonds issued pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment managers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. See "FOREIGN INVESTMENT INFORMATION" above.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

In order to remain fully invested, to facilitate investments in equity securities and to reduce transaction costs, The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. The Portfolios will only enter into these transactions for hedging purposes if it is consistent with the Portfolios' investment objectives and policies and the Portfolios will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts and options on securities, in the aggregate, exceed 25% of the Portfolios' assets.

Additionally, the International Fixed Income Portfolio may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities. The Portfolios will enter into such transactions to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.

The Aggressive Growth Portfolio and The Real Estate Equity Portfolio may enter into contracts for the purchase or sale for future delivery of securities. When a futures contract is sold, the Portfolios incur a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Portfolio of the securities called for by the contract at a specified price during a specified future month. Because futures contracts require only a small initial margin deposit, the Portfolios would then be able to keep a cash reserve applicable to meet potential redemptions while at the same time being effectively fully invested.

Foreign currency futures contracts operate similarly to futures contracts concerning securities. When The International Fixed Income Portfolio sells a futures contract on a foreign currency, it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Portfolio gives it a contractual right to receive a foreign currency. This enables the Portfolio to "lock in" exchange rates.

The Portfolios may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The Portfolios will not enter into futures contracts and options thereon to the extent that more than 5% of a Portfolio's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and options would not exceed 20% of the Portfolio's total assets.

To the extent that interest or exchange rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Portfolio purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Portfolio from closing out its positions relating to futures.


OPTIONS

Options on Securities

The Aggressive Growth Portfolio and The Real Estate Equity Portfolio may write covered call options on U.S. securities, purchase call options on such securities and enter into closing transactions related thereto. A Portfolio may also purchase put options on U.S. securities, may write secured put options on such securities and enter into closing transactions related thereto.

A covered call option obligates the writer, in return for the premium received, to sell one of its securities to the purchaser of the option for an agreed price up to an agreed date. The advantage is that the writer receives premium income and the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy. A Portfolio will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets.

A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The Portfolios will only write put options on a secured basis which means that the Portfolios will maintain, in a segregated account with the Custodian Bank, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. A Portfolio will only purchase put options if the Portfolio owns the security covered by the put option at the time of purchase and to the extent that the premiums on all outstanding put options do not exceed 2% of the Portfolio's total assets. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.


Closing transactions essentially let the Portfolios offset put options or call options prior to exercise or expiration. If a Portfolio cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Portfolios may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Aggressive Growth Portfolio will only invest in such options to the extent consistent with its 10% limit on investments in illiquid securities, and The Real Estate Investment Trust Portfolio will only invest in such options to the extent consistent with its 15% limit in investments in illiquid securities.

With respect to writing covered call options, the Portfolios may lose the potential market appreciation of the securities subject to the option, if the investment adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated. In purchasing put and call options, the premium paid by a Portfolio plus any transaction costs will reduce any benefit realized by the Portfolio upon exercise of the option. When writing put options, the Portfolios may be required, when the put is exercised, to purchase securities at higher prices than current market prices.

Options on Foreign Currencies

The International Fixed Income Portfolio may purchase call options and write covered call options on foreign currencies and enter into related closing transactions. The Portfolio may also purchase put options and write secured put options on foreign currencies and enter into related closing transactions. The Portfolio will enter into such transactions to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.

Options on foreign currencies operate similarly to options on securities. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of a rate movement adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus any related transaction costs. As in the case of other types of options, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

The Portfolio will write call options only if they are "covered" and put options only if they are secured. A call written by the Portfolio will be considered covered if the Portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. A put option written by the Portfolio will be considered secured if, so long as the Portfolio is obligated as the writer of the put, it segregates with its Custodian Bank cash or liquid high grade debt securities equal at all times to the aggregate exercise price of the put.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

The use of futures contracts, options on futures contracts, forward contracts and certain options for hedging and other non-speculative purposes as described above involves certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a Portfolio's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment manager at a time when a Portfolio is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, the Portfolio will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a Portfolio may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.


RESTRICTED/ILLIQUID SECURITIES

Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Portfolios. Each Portfolio, other than The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed

Income Portfolios, may invest no more than 10% of the value of its net assets in illiquid securities. The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios may each invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

While maintaining oversight, the Board of Directors has delegated to each Portfolio's investment manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Portfolio's limitation on investments in illiquid assets. The Board has instructed each Portfolio's investment manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If an investment adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Portfolio's holdings of illiquid securities exceed the Portfolio's 10% limit on investment in such securities, the investment adviser will determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.

CONVERTIBLE AND DEBT SECURITIES

From time to time, The Defensive Equity Utility Portfolio may invest in convertible securities of issuers in the utility industry. In addition, a portion of The Defensive Equity Small/Mid-Cap and The High-Yield Bond Portfolios' assets may be invested in convertible and debt securities of issuers in any industry, and The Real Estate Investment Trust Portfolio's assets may be invested in convertible securities of issuers in the real estate industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds."
See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS -- THE HIGH-YIELD BOND PORTFOLIO" and "HIGH-YIELD, HIGH RISK SECURITIES" for a further discussion of these types of investments.

The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as a Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS hold is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a present conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.


REITS

The Real Estate Investment Trust Portfolio's investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITS may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

AMERICAN DEPOSITORY RECEIPTS

The Defensive Equity, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust, The Global Fixed Income, and The International Fixed Income Portfolios may invest in sponsored and unsponsored American Depository Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

                            INVESTMENT LIMITATIONS

Each Portfolio's investment objectives, their designation as a diversified portfolio or, in the case of The Defensive Equity Utility, The Real Estate Investment Trust, The Global Fixed Income and The International Fixed Income Portfolios, as non-diversified portfolios, and their policies concerning portfolio lending, borrowing from a bank and concentration of investments in specific industries may not be changed unless authorized by the vote of a majority of a Portfolio's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of
a) 67% or more of a Portfolio's voting securities present in person or represented by proxy; or b) more than 50% of the outstanding voting securities. The Statement of Additional Information lists other more specific investment restrictions of each Portfolio which may not be changed without a majority shareholder vote.

Except as specified above and under the heading "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and as described under "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS," in the Statement of Additional Information, the foregoing investment policies are not fundamental and the directors may change such policies without an affirmative vote of a "majority of the Fund's outstanding voting securities," as defined in the 1940 Act.

                            MANAGEMENT OF THE FUND

Directors

The business and affairs of the Fund and its Portfolios are managed under the direction of the Fund's Board of Directors. See "FUND OFFICERS AND PORTFOLIO MANAGERS" in the Prospectus Summary and the Fund's Statement of Additional Information for additional information about the Fund's officers and directors.

Investment Advisers

Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), furnishes investment advisory services to The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity, and The High-Yield Bond Portfolios. Lincoln Investment Management, Inc. ("Lincoln"), a wholly-owned subsidiary of Lincoln National Corporation, acts as sub-adviser to Delaware with respect to The Real Estate Investment Portfolio. In its capacity as sub-adviser, Lincoln furnishes Delaware with investment recommendations, asset allocation advice, research, economic analysis and other investment services with respect to the securities in which The Real Estate Investment Trust Portfolio may invest. Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1994, Delaware and its affiliate, Delaware International, were supervising in the aggregate more than $25 billion in assets in various institutional (approximately $16,074,376,000) and investment company (approximately $4,525,500,000) accounts. Lincoln (formerly named Lincoln National Investment Management Company) was incorporated in 1930. Lincoln's primary activity is institutional fixed-income investment management and consulting. Such activity includes fixed income portfolios, private placements, real estate debt and equity, and asset/liability management. As of June 30, 1995, Lincoln had over $34 billion in assets under management. Lincoln provides investment management services to Lincoln National Corporation, its principal subsidiaries and affiliated registered investment companies, and acts as investment adviser to other unaffiliated clients.

Delaware International Advisers Ltd. ("Delaware International") furnishes investment advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio. Several of the principals of Delaware International were previously associated with a registered investment adviser which managed the assets of a registered investment company. Delaware International commenced operations as a registered investment adviser in December 1990.

Delaware has entered into Investment Advisory Agreements with the Fund on behalf of The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The High-Yield Bond Portfolios. Delaware has also entered into a Sub-Advisory Agreement with Lincoln with respect to The Real Estate Investment Trust Portfolio. Delaware International has entered into Investment Advisory Agreements with the Fund on behalf of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. Under these Agreements, Delaware and Delaware International, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Portfolios with which they have an agreement, manage the investment and reinvestment of the assets of the Portfolios with which they have agreements. In this regard, it is their responsibility to make investment decisions for the respective Portfolios.

As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:


                 Portfolio                                       Rate
                 The Defensive Equity Portfolio                   .55%
                 The Aggressive Growth Portfolio                  .80%
                 The International Equity Portfolio               .75%
                 The Defensive Equity Small/Mid-Cap Portfolio     .__%
                 The Defensive Equity Utility Portfolio           .35%
                 The Labor Select International Equity Portfolio  .75%
                 The Real Estate Investment Trust Portfolio       .75%*
                 The Fixed Income Portfolio                       .40%
                 The Limited-Term Maturity Portfolio              .30%
                 The Global Fixed Income Portfolio                .50%
                 The International Fixed Income Portfolio         .50%
                 The High-Yield Bond Portfolio                    .45%

* Lincoln receives 30% of the management fee paid to Delaware for acting as sub-adviser to The Real Estate Investment Trust Portfolio.

As noted in "FUND EXPENSES," Delaware or, as relevant, Delaware International elected voluntarily to waive that portion, if any, of its investment advisory fees and to reimburse a Portfolio's expenses to the extent necessary to ensure that a Portfolio's expenses (investment advisory fees, plus certain other noted expenses) do not exceed, on an annualized basis, the amounts noted in that section of this Prospectus through October 31, 1995 with respect to The Defensive Equity, The Aggressive Growth, The International Equity, The Fixed Income, The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios, and through October 31, 1996 with respect to the other Portfolios of the Fund. In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios, and Delaware International will make no such payments out of the fees it receives for managing The Labor Select International Equity and The International Fixed Income Portfolios. For the fiscal year ended October 31, 1994, the investment management fees earned by The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios were 0.54%, 0.79%, 0.74% and 0.49%, respectively, of average daily net assets. After considering the waiver of fees by the respective investment manager, as described above, the fees paid by The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios amounted to 0.39%, 0.55%, 0.71% and 0.35%, respectively, of average daily net assets.

Delaware is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. As a result of the merger, DMH became a wholly-owned subsidiary and Delaware and Delaware International became indirect, wholly-owned subsidiaries of Lincoln National and each is now subject to the ultimate control of Lincoln National. Lincoln Investment Management, Inc. ("Lincoln"), the sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio, is also a wholly-owned subsidiary of Lincoln National. Delaware, Delaware International, and Lincoln may be deemed to be affiliated persons under the 1940 Act, as the three companies are each under the ultimate control of Lincoln National.
Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between the Fund on behalf of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio and Delaware, and new Investment Management Agreements between the Fund on behalf of The International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio and Delaware International were executed following shareholder approval. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is Veritas House, 125 Finsbury Pavement, London, England EC2A INQ. Lincoln's address is 200 E. Berry Street, Fort Wayne, Indiana 46802.

Administrator

Delaware Service Company, Inc., an affiliate of Delaware and an indirect, wholly-owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolios. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and directors of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Bank, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that Delaware Service Company, Inc. will provide the Fund with dividend disbursing and transfer agent services. Delaware Service Company, Inc. is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays Delaware Service Company, Inc. an annual fixed fee, payable monthly, and allocated among the Portfolios of the Fund based on the relative percentage of assets of each Portfolio.

Distributor

Delaware Distributors, Inc. ("DDI"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Fund's Portfolios. Under its Distribution Agreements with the Fund on behalf of each Portfolio, DDI sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDI is not obligated to sell any certain number of shares of the Fund. DDI is an indirect, wholly-owned subsidiary of DMH.

Expenses

Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Amended and Restated Shareholders Services Agreement and each of the respective Distribution Agreements. The ratio of expenses to average daily net assets for The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios was 0.68%, 0.93%, 0.94% and 0.62%, respectively, for the period ended October 31, 1994. These ratios reflect the waiver of fees by the respective investment manager, as described above.

                             SHAREHOLDER SERVICES

Special Reports and Other Services

The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders a detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results, and other pertinent data. Finally, the investment advisers expect to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate. The Fund's dedicated telephone number, (1-800-231-8002), is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number.

Exchange Privilege

Each Portfolio's shares may be exchanged for shares of the Fund's other Portfolios based on the respective net asset values of the shares involved and as long as a Portfolio's minimum is satisfied. Exchange requests should be sent to Delaware Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, Attn: Client Services. Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund maintains the following dividend and capital gains policies for its twelve Portfolios.

The Fixed Income, The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios expect to declare dividends daily and distribute them monthly. The Defensive Equity Utility and The High-Yield Bond Portfolios expect to declare dividends monthly and distribute them monthly. The Defensive Equity Small/Mid-Cap, The Defensive Equity, The International
Equity and The Labor Select International Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends quarterly. The Aggressive Growth and The Real Estate Investment Trust Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends annually.

Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions shall be automatically paid in additional shares at net asset value of the Portfolio.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

For the fiscal year ended October 31, 1994, a dividend of $0.280, $0.020, $0.949 and $0.160 per share of The Defensive Equity, The Aggressive Growth, The Global Fixed Income and The International Equity Portfolios, respectively, was paid from net investment income. In addition, a distribution of $0.343, $0.210, $0.577 and $0.100 per share of The Defensive Equity, The Aggressive Growth, The Global Fixed Income, and The International Equity Portfolios, respectively, was paid from realized securities profits.

                                      TAXES

General

Each Portfolio within the Fund has qualified or intends to qualify, and each intends to continue to qualify, as a regulated investment company under the Internal Revenue Code (the "Code"). As such, a Portfolio will not be subject to federal income or excise tax to the extent its earnings are distributed to its shareholders as provided in the Code.

Each Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income. For corporate investors, dividends paid by The Defensive Equity and The Aggressive Growth Portfolios from net investment income will generally qualify, in part, for the intercorporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by a Portfolio from domestic (U.S.) sources. Of the dividends paid by The Defensive Equity and The Aggressive Growth Portfolios for the fiscal year ended October 31, 1994, 42% and 100%, respectively, were eligible for this deduction.

Distributions paid by a Portfolio from long-term capital gains and reinvested in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in a Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of a Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Each year, the Fund will mail to you information on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio - Foreign Taxes

Each of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it deems it to be in the best interests of its shareholders.

If this election is made, shareholders of a Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio. However, shareholders will be able to treat their pro-rata share of foreign taxes as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes on their tax return.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.


VALUATION OF SHARES

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE on each day the NYSE is open for business. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. Government securities are priced at the mean of the bid and ask price.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Directors.

The securities in which The International Equity Portfolio,The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio(and, to a limited extent, The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio, and The High-Yield Bond Portfolio) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask price of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Bank. Forward foreign currency contracts are valued at the mean price of the contracts. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.


PORTFOLIO TRANSACTIONS

In purchasing and selling securities for each of the Portfolios, the Fund (and, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, the investment adviser) uses its best efforts to obtain the best available price and most favorable execution and may, where relevant, pay higher commissions in recognition of brokerage services which in the opinion of the Fund's trading department (and, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, the investment manager) are necessary and in the best interest of the Fund's shareholders. In selecting broker/dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of any commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker/dealers, and any brokerage and research services which they provide to the Fund. These services may be used by the investment advisers in servicing any of their other accounts. Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients served by the investment advisers. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the investment advisers is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable. Although there is no specified formula for allocating such transactions, the various allocation methods used and the results of such allocations are subject to periodic review by the Fund's directors.

Since shares of the Fund's Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, portfolio orders may be placed with qualified broker/dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. The portfolio turnover rates for the fiscal years ended October 31, 1993 and 1994 for The Defensive Equity Portfolio were 37% and 73%, respectively. The portfolio turnover rates for the fiscal years ended October 31, 1993 and 1994 for The Aggressive Growth Portfolio were 81% and 43%, respectively. The portfolio turnover rates for the fiscal year ended October 31, 1993 and 1994 for The International Equity Portfolio were 28% and 22%, respectively. For the period November 30, 1992 (date of initial sale) to October 31, 1993, The Global Fixed Income Portfolio's annualized portfolio turnover rate was 198%, and for the fiscal year ended October 31, 1994 was 205%. See "PORTFOLIO TURNOVER" under "TRADING PRACTICES AND BROKERAGE" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, the Portfolios may quote yield in advertising and other types of sales literature. The current yield for each of these Portfolios will be calculated by dividing the annualized net investment income earned by each of the Portfolios during a recent 30-day period by the offering price per share (net asset value) on the last day of the period. The yield information provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Portfolio also may quote total return performance in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value at the beginning of the specific period. Each presentation will include, as relevant, the average annual total return for one-, five- and ten-year periods. Each Portfolio may also advertise aggregate and average total return information over additional periods of time.

Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.


GENERAL INFORMATION

Description of Common Stock

The Fund was organized as a Maryland corporation on May 30, 1991. The Articles of Incorporation permit the Fund to issue one billion shares of common stock with $.01 par value and fifty million shares have been allocated to each Portfolio. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

The shares of each Portfolio, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to the conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of each Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. Shares of each Portfolio entitled to vote on a matter will vote in the aggregate and not by Portfolio, except when the matter to be voted upon affects only the interests of shareholders of a particular Portfolio or when otherwise expressly required by law. The Fund does not issue certificates for shares unless a shareholder submits a specific request. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.


Custodian Bank

Securities and cash are held by The Morgan Guaranty Trust Company of New York, 60 Wall Street, New York, NY 10260, as the Fund's custodian bank for all Portfolios.

Independent Auditors

Ernst & Young, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund.


Expenses

Each Portfolio is responsible for all its own expenses other than those borne by its investment adviser under the relevant Investment Advisory Agreement and the distributor under the Distribution Agreement.


Litigation

The Fund is not involved in any litigation.

                              APPENDIX A--RATINGS

Bonds

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper

Excerpts from Moody's description of its two highest commercial paper ratings:
P-1A the highest grade possessing greatest relative strength; P-2A second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P's description of its two highest commercial paper ratings:
A-1A judged to be the highest investment grade category possessing the highest relative strength; A-2A investment grade category possessing less relative strength than the highest rating.

                                                   Form N-1A
                                                   File No. 33-40991
                                                   Delaware Pooled Trust, Inc.



                                     PART B
                                     ------

                                                            Location in Statement
Item No.   Description                                    of Additional Information
--------   -----------                                    --------------------------
   10      Cover Page .............................                 Cover

   11      Table of Contents ......................            Table of Contents

   12      General Information and History ........           General Information

   13      Investment Objectives and Policy .......     Investment Policies, Portfolio
                                                              Techniques and Risk
                                                                 Considerations

   14      Management of the Registrant ...........          Officers and Directors


   15      Control Persons and Principal Holders
            of Securities .........................          Officers and Directors

   16      Investment Advisory and
            Other Services ........................     Officers and Directors, Investment
                                                          Management Agreement, General
                                                        Information, Financial Statements

    17     Brokerage Allocation ...................      Trading Practices and Brokerage

    18     Capital Stock and Other Securities .....     Capitalization and Noncumulative
                                                             Voting (under General
                                                                  Information)

    19     Purchase, Redemption and Pricing of
            Securities Being Offered ..............      Purchasing Shares, Redemption
                                                          and Repurchase, Determining
                                                                 Net Asset Value

    20     Tax Status .............................      Accounting and Tax Issues, Taxes

    21     Underwriters ...........................              Purchasing Shares

    22     Calculation of Performance Data ........           Performance Information

    23     Financial Statements ...................             Financial Statements

--------------------------------------------------------------------------------
     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.
--------------------------------------------------------------------------------



                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 15, 1995

                             SUBJECT TO COMPLETION



                                    PART B

                          DELAWARE POOLED TRUST, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                               ____________________, 1995
                      ___________________________________


     Delaware Pooled Trust, Inc. ("Fund") is a no-load, open-end management investment company. The Fund consists of twelve series ("Portfolios") offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Shares of the Portfolios are offered with no sales charge or exchange or redemption fee. This Statement of Additional Information addresses information of the Fund applicable to each of the twelve Portfolios.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus of the Fund dated _____________ , 1995. To obtain a Prospectus, please write to the Delaware Pooled Trust, Inc. at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, Attn: Client Services or call the Fund at 1-800-231-8002.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Policies, Portfolio Techniques and Risk Considerations.........     2
Accounting and Tax Issues.................................................    14
Performance Information...................................................    15
Trading Practices and Brokerage...........................................    20
Purchasing Shares.........................................................    22
Determining Net Asset Value...............................................    23
Redemption and Repurchase.................................................    24
Dividends and Capital Gain Distributions..................................    26
Taxes.....................................................................    26
Investment Management Agreement...........................................    27
Officers and Directors....................................................    32
General Information.......................................................    40
Financial Statements......................................................    41


INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS

Investment Restrictions

       The Fund has adopted the following restrictions for each of the Portfolios (except where otherwise noted) which, along with its respective investment objective, cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Portfolio purchases securities.

       Each Portfolio shall not:

       1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with a Portfolio's investment objective and policies, are considered loans, and except that each Portfolio may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

       2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Portfolio from investing in securities secured by real estate or interests therein, and except that The Real Estate Investment Trust Portfolio may own real estate directly as a result of a default on securities the Portfolio owns.

       3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

       4. Make any investment which would cause more than 25% of the market or other fair value of its respective total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry, except that The Defensive Equity Utility Portfolio may invest in excess of 25% of its total assets in the securities of issuers in the utility industry, and The Real Estate Investment Trust Portfolio may invest in excess of 25% of its total assets in the securities of issuers in the real estate industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       5. Purchase or sell commodities or commodity contracts, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may enter into futures contracts and may purchase and sell options on futures contracts in accordance with the Prospectus, subject to investment restriction 6 below.

       6. Enter into futures contracts or options thereon, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may each enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of its total assets.

       7. Make short sales of securities, or purchase securities on margin, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may satisfy margin requirements with respect to futures transactions.

       8. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of the Fund or of either of the investment advisers if or so long as the directors and officers of the Fund and of the investment advisers together own beneficially more than 5% of any class of securities of such issuer.

       9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

       10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission ("Commission") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while a Portfolio has an outstanding borrowing. A Portfolio will not pledge more than 10% of its respective net assets. A Portfolio will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

       In addition to the restrictions set forth above, in connection with the qualification of a Portfolio's shares for sale in certain states, a Portfolio may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of a Portfolio's net assets. Included within such amount, but not to exceed 2% of a Portfolio's net assets may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

Additional Fundamental Investment Restrictions

       The following additional investment restrictions apply to each of the Portfolios except The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio, or as otherwise noted. They cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, as described above.

       Each Portfolio shall not:

       1. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). This restriction shall apply to only 50% of the total assets of The Global Fixed Income Portfolio.

       2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

       3. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

       4. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Aggressive Growth Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets;
(c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

       5. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

       6. Invest more than 10% of its respective total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

       For purposes of investment restriction 6, it is the Fund's policy, changeable without shareholder vote, that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which a bona fide market does not exist at the time of purchase or subsequent valuation.

The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio

       The following additional investment restrictions apply to The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio. Unlike the investment restrictions listed above, these are non-fundamental investment restrictions and may be changed by the Fund's Board of Directors without shareholder approval.

       Each of The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio shall not:

       1. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). This restriction shall apply to only 50% of the total assets of The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio.

       2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

       3. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year old period shall include the operation of any predecessor company or companies. This restriction shall not apply to The Real Estate Investment Trust Portfolio and its investment in the securities of real estate investment trusts.

       4. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

       5. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Real Estate Investment Trust Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets; (c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

       6. Invest more than 15% of its respective total assets, determined at the time of purchase, in repurchase agreements maturing in more than seven days and other illiquid assets.

       For purposes of investment restriction 6, it is the Fund's policy that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which no bona fide market exists at the time of purchase.

       The following information supplements the information provided in the Fund's Prospectus.

Foreign Investment Information (The International Equity Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio)

       Investors in The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as in The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio, and The High-Yield Bond Portfolio, each of which possesses a limited ability to invest in foreign securities) should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Portfolio, except The High-Yield Bond Portfolio, permit each to enter into forward foreign currency exchange contracts and permit The International Fixed Income Portfolio to engage in certain options and futures activities, in order to hedge holdings and commitments against changes in the level of future currency rates. See "FOREIGN CURRENCY TRANSACTIONS (THE INTERNATIONAL

EQUITY PORTFOLIO, THE DEFENSIVE EQUITY UTILITY PORTFOLIO, THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO, THE REAL ESTATE INVESTMENT TRUST PORTFOLIO, THE GLOBAL FIXED INCOME PORTFOLIO, AND THE INTERNATIONAL FIXED INCOME PORTFOLIO)" below.

       There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Portfolios. Payment of such interest equalization tax, if imposed, would reduce a Portfolio's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Portfolio by United States issuers. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include, as relevant, the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract and similar financial instrument if such instrument is not "marked to market." The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department has authority to issue regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolios may make or enter into will be subject to the special currency rules described above.

Foreign Currency Transactions (The International Equity Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio)

       The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as The Defensive Equity Utility Portfolio and The Real Estate Investment Trust Portfolio, consistent with their limited ability to invest in foreign securities) may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

       Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

       When a Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such foreign currency, The Morgan Guaranty Trust Company of New York ("Custodian Bank") will place or will cause to be placed cash or liquid equity or debt securities in a separate account of that Portfolio in an amount not less than the value of that Portfolio's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Portfolio's commitments with respect to such contracts.

       As noted in the Prospectus, The International Fixed Income Portfolio may also enter into transactions involving foreign currency options, futures contracts and options on futures contracts, in order to minimize the currency risk in its investment portfolio.

       Foreign currency options are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase, in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder.

       As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments, similar to margin deposits required in the trading of futures contacts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into.

       Certain options on foreign currencies, like forward contracts, are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments. Options on foreign currencies may also be traded on national securities exchanges regulated by the Commission or commodities exchanges regulated by the Commodity Futures Trading Commission.

       A foreign currency futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a foreign currency. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency underlying the contract is delivered by the seller and paid for by the purchaser, or on which, in the case of certain futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transactions. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

       The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker referred to as "variation margin" are made on a daily basis as the value of the currency underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

       A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearinghouse guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

       A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract.
A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position, in the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Portfolio is exercised, the Portfolio will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

       A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

       An option becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

Brady Bonds (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)

       The Global Fixed Income Portfolio and The International Fixed Income Portfolio may invest, within the limits specified in the Prospectus, in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The investment manager believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

       To date, Mexico, Costa Rica, Venezuela, Uruguay and Nigeria have issued approximately $50 billion of Brady Bonds, and Argentina, Brazil and the Philippines have announced plans to issue approximately $90 billion, based on current estimates, of Brady Bonds. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.

Options on Securities, Futures Contracts and Options on Futures Contracts (The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio)

       In order to remain fully invested, and to reduce transaction costs, The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may, to the limited extent identified in the Prospectus, use futures contracts, options on futures contracts and options on securities and may enter into closing transactions with respect to such activities. The Portfolios may only enter into these transactions for hedging purposes, if it is consistent with the Portfolios' investment objectives and policies. The Portfolios will not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolios' assets.

       Options
       The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may purchase call options, write call options on a covered basis, write secured put options, and purchase put options on a covered basis only.

       The Portfolios may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolios' ability to effectively hedge their securities. The Aggressive Growth Portfolio will not invest more than 10% of its assets in illiquid securities, and The Real Estate Investment Trust Portfolio will not invest more than 15% of its assets in illiquid securities.

       A. Covered Call Writing--The Portfolios may write covered call options from time to time on such portion of their securities as the investment adviser determines is appropriate given the limited circumstances under which the Portfolios intend to engage in this activity. A call option gives the purchaser of such option the right to buy and the writer (in this case a Portfolio) the obligation to sell the underlying security at the exercise price during the option period. If the security rises in value, however, the Portfolio may not fully participate in the market appreciation.

       During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

       With respect to options on actual portfolio securities owned by the Portfolios, a Portfolio may enter into closing purchase transactions. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

       Consistent with the limited purposes for which the Portfolios intend to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolios to write another call option on the underlying security with either a different exercise price or expiration date or both.

       The Portfolios may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

       If a call option expires unexercised, a Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

       The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

       The Portfolios will write call options only on a covered basis, which means that the Portfolios will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolios would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolios will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

       B. Purchasing Call Options--The Portfolios may purchase call options to the extent that premiums paid by the Portfolios do not aggregate more than 2% of their total assets. When a Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolios may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

       The Portfolios may, following the purchase of a call option, liquidate their positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Portfolios will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolios will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

       Although the Portfolios will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolios would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Portfolio may expire without any value to the Portfolio.

       C. Purchasing Put Options--The Portfolios may purchase put options to the extent premiums paid by the Portfolios do not aggregate more than 2% of their total assets. The Portfolios will, at all times during which they hold a put option, own the security covered by such option.

       A put option purchased by the Portfolios gives them the right to sell one of their securities for an agreed price up to an agreed date. Consistent with the limited purposes for which the Portfolios intend to purchase put options, the Portfolios intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Portfolio will lose the value of the premium paid. The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

       The Portfolios may sell a put option purchased on individual portfolio securities. Additionally, the Portfolios may enter into closing sale transactions. A closing sale transaction is one in which a Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

       D. Writing Put Options--A put option written by a Portfolio obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Portfolio. During the option period, the Portfolio, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Portfolio to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Portfolios may write put options on a secured basis which means that the Portfolios will maintain in a segregated account with the Custodian Bank, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolios. Consistent with the limited purposes for which the Portfolios intend to engage in the writing of put options, secured put options will generally be written in circumstances where the investment adviser wishes to purchase the underlying security for the Portfolios at a price lower than the current market price of the security. In such event, a Portfolio would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

       Following the writing of a put option, the Portfolios may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Portfolios may not, however, effect such a closing transaction after they have been notified of the exercise of the option.

       Futures and Options on Futures
       Consistent with the limited circumstances under which The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio will use futures, the Portfolios may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Portfolio enters into a futures transaction, it must deliver to the futures commission merchant selected by the Portfolio an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Portfolio's Custodian Bank. Thereafter, a "variation margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

       Consistent with the limited purposes for which the Portfolios may engage in these transactions, a Portfolio may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

       With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

       The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

       If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, consistent with the limited purposes for which the Portfolios will engage in these activities, a Portfolio will purchase a put option on a futures contract to hedge the Portfolio's securities against the risk of rising interest rates.

       To the extent that interest rates move in an unexpected direction, the Portfolios may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Portfolio is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolios may be required to sell securities at a time when it may be disadvantageous to do so.

       Further, with respect to options on futures contracts, the Portfolios may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

                                 *     *     *

       From time to time, the Portfolios may also, as noted below, engage in the following investment techniques:

Asset-Backed Securities (The Fixed Income Portfolio and The Limited-Term Maturity Portfolio)

       The Fixed Income and The Limited-Term Portfolios may invest a portion of their assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates.
Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

       Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

       Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Repurchase Agreements

       While each Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

       The funds in the Delaware Group, including the Fund, have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

       A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Portfolio, if any, would be the difference between the repurchase price and the market value of the security. Each Portfolio will limit its investments in repurchase agreements to those which its respective investment adviser, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Portfolio must have collateral of at least 100% of the repurchase price, including the portion representing the Portfolio's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
       Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

       It is the understanding of the Fund that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Portfolio; 3) a Portfolio must be able to terminate the loan after notice, at any time; 4) a Portfolio must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Portfolio may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors of the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

       The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the respective investment adviser, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment adviser.

Rule 144A Securities
       Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A Securities are traded among qualified institutional investors. While maintaining oversight, the Board of Directors has delegated to the respective investment adviser the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Portfolio's limitation (whether 15% or 10% of total assets) on investments in illiquid assets. The Board has instructed the respective investment adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       Investing in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the respective investment adviser will continue to monitor the liquidity of that security to ensure that a Portfolio has no more than 10% or 15%, as appropriate, of its total assets in illiquid securities.

ACCOUNTING AND TAX ISSUES

       When The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

       In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security on foreign currency and the proceeds from such sale are increased by the premium originally received.

       The premium paid by a Portfolio for the purchase of a put option is reported in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Other Tax Requirements
       Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. Accordingly, a Portfolio will not be subject to federal income tax to the extent its earnings are distributed. Each Portfolio must meet several requirements to maintain its status as a regulated investment company. Among these requirements are: (i) that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; (ii) that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities, and, with respect to its remaining assets, no more than 25% of the value of such assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, or of two or more issuers which are controlled by a Portfolio and which are engaged in the same or similar trades or businesses; and (iii) that less than 30% of its gross income be derived from sales of securities held for less than three months.

       The requirement that not more than 30% of gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio in their ability to write covered call options on securities which they have held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, the Portfolios may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. The Portfolios may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.

       The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the following year, subject to the same limitation.

PERFORMANCE INFORMATION

       From time to time, the Fund may state each Portfolio's total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Portfolio's average annual total rate of return over the most recent one-, five-, and ten-year periods, as relevant. The Fund may also advertise aggregate and average total return information of each Portfolio over additional periods of time.

       Each Portfolio's average annual total rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                   n
             P(1+T)  = ERV

Where:     P  =  a hypothetical initial purchase
                 order of $1,000;

           T  =  average annual total return;

           n  =  number of years;

         ERV  =  redeemable value of the
                 hypothetical $1,000 purchase at
                 the end of the period.


       Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all distributions are reinvested at net asset value.

       The performance of the Portfolios, as shown below, is the average annual total return quotations for the one- and three-year periods ended April 30, 1995 and for the life of The Defensive Equity, The Aggressive Growth and The International Equity Portfolios and for the one-year period ended April 30, 1995 and for the life of The Global Fixed Income Portfolio computed as described above. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance.

               Average Annual Total Return(1)

    The           The             The
 Defensive    Aggressive     International
  Equity        Growth           Equity
 Portfolio     Portfolio       Portfolio

  1 year        1 year         1 year
   ended         ended          ended
  4/30/95       4/30/95        4/30/95

   15.42%        5.10%          2.55%

  3 years       3 years        3 years
   ended         ended          ended
  4/30/95       4/30/95        4/30/95

   14.17%        9.35%         10.95%

   Period       Period         Period
  2/3/92(2)    2/27/92(2)     2/4/92(2)
   through      through        through
   4/30/95      4/30/95        4/30/95

   15.03%        5.41%         10.68%

The
Global
Fixed
Income
Portfolio

1 year
ended
4/30/95

5.18%

                     Period
                    11/30/92(2)
                     through
                     4/30/95

                      10.06%

(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)  Date of initial sale.

       The Fund may also quote each Portfolio's current yield, calculated as described below, in advertisements and investor communications.

       The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                  a - b
                  ------     6
          YIELD = 2[(cd + 1)  - 1]


Where:   a  =  dividends and interest earned during
               the period;

         b = expenses accrued for the period (net of reimbursements);

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

         d  =  the maximum offering price per
               share on the last day of the period.

       The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Portfolio. Yield quotations are based on the Portfolio's net asset value on the last day of the period and will fluctuate depending on the period covered. The yield of The Global Fixed Income Portfolio, as of April 30, 1995, was 9.38%, reflecting the waiver and reimbursement commitment by its investment adviser.

       Investors should note that income earned and dividends paid by The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio will also vary depending upon fluctuation in interest rates and performance of each Portfolio. The net asset value of these five Portfolios will fluctuate in value inversely to movements in interest rates and, therefore, will tend to rise when interest rates fall and fall when interest rates rise. Likewise, the net asset value for these Portfolios will vary from day to day depending upon fluctuation in the prices of the securities held by each Portfolio. Thus, investors should consider net asset value fluctuation as well as yield in making an investment decision.

       Each Portfolio's total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the net asset value at the beginning of the period. The computation will not reflect the impact of any income taxes payable by shareholders (who are subject to such tax) on the reinvested distributions included in the calculation. Portfolio shares are sold without a sales charge. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Portfolios in the future.

       From time to time, performance of each Portfolio in the Fund may be compared to various industry indices. For example, the Fund may quote actual total return performance, dividend results and other performance information of The Defensive Equity Portfolio, that invests primarily in domestic equities, in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by the Standard & Poor's 500 Stock Index and the Dow

Jones Industrial Average, and other unmanaged indices. The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring
general market performance.   The total return performance reported will reflect
the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any management expenses or other fees. In seeking a particular investment objective, the Portfolios that invest primarily in equities may include common stocks considered by the investment adviser to be more aggressive than those tracked by these indices.

       From time to time, the Fund may quote actual total return and/or yield performance for each Portfolio in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

       Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Current industry rate and yield information on all industry available fixed income securities, as reported weekly by the Bond Buyer, may also be used in preparing comparative illustrations. In addition, the Consumer Price Index, the most commonly used measure of inflation, may be used in preparing performance comparisons. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

       Statistical and/or performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends to comparable Fund activity and performance:

   CDA Technologies, Inc. is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds.

   Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

   Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earnings information and individual equity and fixed income price and return information.

   Compustat Industrial Databases, a service of Standard & Poor's Corporation, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

   Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

   Morgan Stanley Capital International is a research firm that maintains a statistical database of international securities. It also compiles and maintains a number of unmanaged indices of international securities. These indices are designed to measure the performance of the stock markets outside of the USA. Primary coverage of Europe, Canada, Mexico, Australia and the Far Eastern markets, and that of international industry groups are included.

   Lehman Brothers is a statistical research firm that maintains databases of U.S. and international bond markets and corporate and government-backed securities of various maturities. This information, as well as unmanaged indices compiled and maintained by Lehman Brothers, will be used in preparing comparative illustrations.

   Wellesley Group Inc. is an investment management consulting firm specializing in investment and market research for endowments and pension plans. Wellesley Group will be maintaining, on behalf of the Fund, peer group comparison composites for each Portfolio of the Fund. The peer group composites will be constructed by selecting publicly-offered mutual funds that have investment objectives that are similar to those maintained by each Portfolio in the Fund. Wellesley Group will also be preparing performance analyses of actual Fund performance, and benchmark index exhibits, for inclusion in client quarterly review packages.

   FT-Actuaries World Indices are jointly compiled by The Financial Times, Ltd.; Goldman, Sachs & Co.; and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. Indices maintained by this group primarily focus on compiling statistical information on international financial markets and industry sectors, stock and bond issues and certain fundamental information about the companies issuing the securities. Statistical information on international currencies is also maintained.

   The Fund may also promote each Portfolio's yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research publications, such as Lipper Analytical Services, Inc.

   The following table is an example, for purposes of illustration only, of cumulative total return performance for The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios for the three-, six- and nine-month periods ended April 30, 1995, for the one- and three-year periods ended April 30, 1995 and for the life of The Defensive Equity, The Aggressive Growth and The International Equity Portfolios. Cumulative total return is provided for the three-, six- and nine-month periods ended April 30, 1995, the one-year period ended April 30, 1995 and for the life of The Global Fixed Income Portfolio. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. Comparative information on the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index (the "S&P 500 Index") and the Consumer Price Index, the Wilshire Mid-Cap Index, the Morgan Stanley Europe, Australia and Far East (EAFE) Index and the Salomon World Government Bond Index, where applicable, is also included.

                    Cumulative Total Return(1)

                  The
               Defensive        Dow          S&P
                Equity         Jones          500
               Portfolio    Industrial      Index
3 months
ended
4/30/95          10.03%       13.17%        10.11%

6 months
ended
4/30/95          8.47%        12.11%        10.44%

9 months
ended
4/30/95          10.84%       17.23%        14.67%

1 year
ended
4/30/95          15.42%       20.70%        17.40%

3 years
ended
4/30/95          48.80%       40.18%        35.02%

Period
2/3/92(2)
through
4/30/95          57.44%       46.63%        36.33%


                  The
               Aggressive      Wilshire
                 Growth        Mid-Cap
                Portfolio       Growth
3 months
ended
4/30/95           6.71%         11.55%

6 months
ended
4/30/95           5.01%          8.39%

9 months
ended
4/30/95          11.59%         19.58%

1 year
ended
4/30/95           5.10%         14.55%

3 years
ended
4/30/95          30.75%         49.07%

Period
2/27/92(2)
through
4/30/95          18.20%         39.72%


The
International S&P
Equity 500
Portfolio EAFE Index
3 months
ended
4/30/95                   6.49%         9.92%        10.11%

6 months
ended
4/30/95                  (0.51%)        1.24%        10.44%

9 months
ended
4/30/95                   1.74%         3.72%        14.67%

1 year
ended
4/30/95                   2.55%         5.59%        17.40%

3 years
ended
4/30/95                  36.56%        49.78%        35.02%

Period
2/4/92(2)
through
4/30/95                  38.89%        35.52%        36.33%



The Salomon
Global Fixed World
Income Gov't
Portfolio Bond
3 months
ended
4/30/95                  3.48%          10.66%

6 months
ended
4/30/95                  5.28%          11.74%

9 months
ended
4/30/95                  8.13%          13.96%

1 year
ended
4/30/95                  5.18%          15.50%

Period
11/30/92(2)
through
4/30/95                 26.07%          31.76%

(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)  Date of initial sale.

       In addition, information will be provided that discusses the overriding investment philosophies of Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), the investment adviser to The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity, and The High-Yield Bond Portfolios, and Delaware International Advisers Ltd. ("Delaware International"), an affiliate of Delaware and the investment adviser to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios and how those philosophies impact each Portfolio in the strategies the Fund employs in seeking Portfolio objectives. Since the investment disciplines being employed for each Portfolio in the Fund are based on the disciplines and strategies employed by Delaware and Delaware International to manage institutional separate accounts, investment strategies and disciplines of these entities may also be discussed.

       The Defensive Equity Portfolio's strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. Just as important, current dividend income can help lessen the effects of adverse market conditions. This equity dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time. In implementing this strategy, the investment adviser seeks to buy securities with a yield higher than the average of the S&P 500 Index. If a security held by the Portfolio moves out of the acceptable yield range, it typically is sold. This strict buy/sell discipline is instrumental in implementing The Defensive Equity Portfolio strategy.

THE POWER OF COMPOUNDING

       When you opt to reinvest your current income for additional Portfolio shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding.

       Typically, results of various assumed fixed rates of return on a $10,000 investment compounded monthly for ten years will be used.

       These figures will be calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures will not reflect payment of applicable taxes and are not intended to be a projection of future results.

TRADING PRACTICES AND BROKERAGE

       The Fund (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, their investment adviser) selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where securities either are purchased directly from the dealer or are sold to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, their investment adviser) as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

       During the period ended October 31, 1992, the aggregate dollar amounts of brokerage commissions paid by The Defensive Equity, The Aggressive Growth and The International Equity Portfolios amounted to $6,449, $7,368 and $529, respectively. During the fiscal years ended October 31, 1993 and 1994, such payments by the above Portfolios amounted to $14,686 and $59,381, respectively, $32,320 and $19,391, respectively, and $10,651 and $94,890, respectively.
During the period ended October 31, 1993 and for the fiscal year ended October 31, 1994, such payments by The Global Fixed Income Portfolio amounted to $4,595 and $12,391, respectively.

       The investment advisers may allocate out of all commission business generated by all of the funds and accounts under management by them, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the investment advisers in connection with their investment decision-making process with respect to one or more funds and accounts they manage, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       During the fiscal year ended October 31, 1994, portfolio transactions of The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios in the amounts of $21,242,187, $5,579,279, $19,907,505 and $10,470,688, respectively, resulting in brokerage commissions of $34,791, $14,488, $69,280 and $12,874, respectively, were directed to brokers for brokerage and research services provided.

       As provided in the Securities Exchange Act of 1934 and each Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the investment advisers which constitute in some part brokerage and research services used by the investment advisers in connection with their investment decision-making process and constitute in some part services used by them in connection with administrative or other functions not related to their investment decision-making process. In such cases, the investment advisers will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the investment advisers and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, orders may be placed with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

Portfolio Turnover

       Portfolio trading will be undertaken principally to accomplish each Portfolio's objective in relation to anticipated movements in the general level of interest rates. A Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Portfolio's investment objective.

       The degree of portfolio activity may affect brokerage costs of a Portfolio and taxes payable by a Portfolio's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Portfolio's securities at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a relevant Portfolio may hold securities for any period of time. Portfolio turnover will also be increased by The Aggressive Growth Portfolio and The Real Estate Investment Trust Equity Portfolio if the Portfolio writes a large number of call options which are subsequently exercised. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Portfolio at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Portfolio shares. Total brokerage costs generally increase with higher portfolio turnover rates.

       Under normal circumstances: (1) the annual portfolio turnover rate of The International Equity Portfolio is not expected to exceed 50%; (2) the annual portfolio turnover rate of The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Limited-Term Maturity Portfolio is not expected to exceed 200%; (3) the annual portfolio turnover rate of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, and The High-Yield Bond Portfolio is not expected to exceed 100%; and (4) the annual portfolio turnover rate of The Fixed Income Portfolio is not expected to exceed 250%. The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

       The portfolio turnover rates for the fiscal years ended October 31, 1993 and 1994 were 37% and 73%, respectively, for The Defensive Equity Portfolio, 81% and 43%, respectively, for The Aggressive Growth Portfolio and 28% and 22%, respectively, for The International Equity Portfolio. For the period November 30, 1992 (date of initial sale) to October 30, 1993, The Global Fixed Income Portfolio's annualized portfolio turnover rate was 198% and for the fiscal year ended October 31, 1994, the portfolio turnover rate was 205%. The portfolio turnover rates experienced by The Global Fixed Income Portfolio for the periods ended October 31, 1993 and 1994 were the result of unusual volatility in the European markets following the breakdown of the prevailing European exchange rate mechanism, the implementation of an investment strategy designed to avoid certain foreign withholding taxes and management's shift in country exposure following modification of the composition of a benchmark index.

PURCHASING SHARES

       The following supplements the disclosure provided in the Fund's
Prospectus.

       Shares of each Portfolio are sold on a continuous basis directly to institutional investors at the net asset value next determined after the receipt of a purchase order and a Federal Funds wire as described more fully in the Prospectus. See "DETERMINING NET ASSET VALUE." The minimum for initial investments is $1,000,000 for each Portfolio. There are no minimums for subsequent investments. See the Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in The International Equity Portfolio and The Labor Select International Equity Portfolio. At such time as the Fund receives appropriate regulatory approval to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow institutional investors who have an investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios.

       Delaware Distributors, Inc. serves as the national distributor for each Portfolio's shares. See the Prospectus for information on how to invest. The Fund reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of Portfolio shares if in the opinion of management such rejection is in the Portfolio's best interest.

       Certificates representing shares purchased are not ordinarily issued. However, such purchases are confirmed to the investor and credited to the shareholder's account on the books maintained on behalf of the Fund. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing shares purchased by sending a letter to the Fund requesting the certificate. No charge is made for any certificate issued. Investors who hold certificates representing any of their shares may only redeem these shares by written requests.


DETERMINING NET ASSET VALUE

       Orders for purchases of shares of a Portfolio are effected at the net asset value of that Portfolio next calculated after receipt of the order by the Fund and Federal Funds wire by the Custodian Bank.

       Net asset value is computed at the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time, on days when the New York Stock Exchange is open and an order to purchase or sell shares of a Portfolio has been received or is on hand, having been received since the last previous computation of net asset value. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

       The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current ask prices nor less than the current bid prices. Domestic over-the-counter equities, domestic equity securities that are not traded and U.S. Government securities (and those of its agencies and instrumentalities) are priced at the mean of the bid and ask price.

       Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

       Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Directors.

       The securities in which The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, to the limited extent described in the Prospectus) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York

Stock Exchange is closed (such as Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.

       For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Bank. Forward foreign currency contracts are valued at the mean price of the contract. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.

REDEMPTION AND REPURCHASE

       The following supplements the disclosure provided in the Fund's
Prospectus.

       Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

       No charge is made by any Portfolio for redemptions. Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described in "DETERMINING NET ASSET VALUE." Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions. Payment for shares redeemed ordinarily will be made within three business days, but in no case later than seven days, after receipt of a redemption request in good order. See "REDEMPTION OF SHARES" in the Prospectus for special redemption procedures and requirements that may be applicable to shareholders in The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. Institutional investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such institutional investors.

       The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio during any 90-day period for any one shareholder.

       The value of a Portfolio's investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder's cost depending upon the market value of the Portfolio's securities. Thus, a shareholder redeeming shares of a Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Smaller Accounts

       Due to the relatively higher cost of maintaining small accounts, the Fund reserves the right to redeem Portfolio shares in any of its accounts at the then-current net asset value if as a result of redemption or transfer a shareholder's investment in a Portfolio has a value of less than $500,000. However, before the Fund redeems such shares and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $500,000 and will be allowed 90 days from that date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

Expedited Telephone Redemptions

       The Fund has available certain redemption privileges, as described below. They are unavailable to shareholders of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio whose redemptions trigger the special in-kind redemption procedures. See the Prospectus. The Fund reserves the right to suspend or terminate these expedited payment procedures at any time in the future.

       Shareholders wishing to redeem shares for which certificates have not been issued may call the Fund at (1-800-231-8002) prior to 4 p.m., Eastern time, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed three business days, but no more than seven days, after receipt of the redemption request.

       In addition, redemption proceeds can be transferred to your predesignated bank account by wire or by check by calling the Fund, as described above. The Telephone Redemption Option on the Account Registration Form must have been elected by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

       1. Payment By Wire: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

       2. Payment by Check: Request a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three business days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect a Portfolio, the Fund may take up to seven days to pay the shareholder.

       To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege

       Shares of each Portfolio of the Fund may be exchanged for shares of any other Portfolio. Exchange requests should be sent to Delaware Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 Attn:
Client Services.

       Any such exchange will be based on the respective net asset values of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind and the shares of the Portfolio into which the exchange is made, if necessary, must be registered in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

       Exchange requests may be made either by mail, FAX message or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m., Eastern time, for the Portfolios will be processed as of the close of business on the same day. Requests received after this time will be processed on the next business day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage a Portfolio and its shareholders. Exchanges into and out of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the Prospectus entitled "PURCHASE OF SHARES" and "REDEMPTION OF SHARES."

       For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. The Fund reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days' written notice to client shareholders.

                                 *     *     *

       Neither the Fund, the Portfolios nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

       The Fund's policy is to distribute substantially all of each Portfolio's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions shall be automatically reinvested in the Portfolios of the Fund. The amounts of any dividend or capital gains distributions cannot be predicted.

       All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares. Of the dividends paid by The Defensive Equity and The Aggressive Growth Portfolios for the fiscal year ended October 31, 1994, 42% and 100%, respectively, were eligible for the dividends-received deduction for corporations.

       Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders who are subject to tax.

       Each Portfolio of the Fund is treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

       Each year, the Fund will mail you information on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

       For the fiscal year ended October 31, 1994, a dividend of $0.280, $0.020, $0.949 and $0.160 per share of The Defensive Equity, The Aggressive Growth, The Global Fixed Income and The International Equity Portfolios, respectively, was paid from net investment income. In addition, a distribution of $0.343, $0.210, $0.577 and $0.100 per share of The Defensive Equity, The Aggressive Growth, The Global Fixed Income and The International Equity Portfolios, respectively, was paid from realized securities profits.

TAXES

       The following supplements the tax disclosure provided in the Fund's Prospectus.

Futures Contracts and Stock Options
(The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio)

       The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on such day, and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish its risk of loss with respect to other positions in a Portfolio will constitute "straddles," which are subject to special tax rules that may cause deferral of the Portfolio's losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which could alter the effects of these rules. The Portfolios will limit their activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Forward Currency Contracts (The International Equity Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio)

       The International Equity Portfolio, The Defensive Equity Utility Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio will be required for federal income tax purposes to recognize any gains and losses on forward currency contracts as of the end of each taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a forward currency contract is considered to be ordinary income or loss. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by these Portfolios may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

       Special tax considerations also apply with respect to foreign investments of these Portfolios. For example, certain foreign exchange gains and losses (including exchange gains and losses on forward currency contracts) realized by the Portfolio will be treated as ordinary income or losses.

State and Local Taxes

       Shares of the Fund are exempt from Pennsylvania county personal property tax.

INVESTMENT MANAGEMENT AGREEMENT

       Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust and The High-Yield Bond Portfolios, subject to the supervision and direction of the Fund's Board of Directors. Delaware International Advisers Ltd. ("Delaware International"), Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ, furnishes similar services to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, subject to the supervision and direction of the Fund's Board of Directors. Lincoln Investment Management, Inc. ("Lincoln") serves as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio. Lincoln's address is 200 E. Berry Street, Fort Wayne, Indiana 46802.

       Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. The aggregate assets of these funds on October 31, 1994 were approximately $9,525,500,000. Investment advisory services are also provided to institutional accounts with assets on October 31, 1994 of approximately $16,074,376,000.

       Lincoln (formerly Lincoln National Investment Management Company) was incorporated in 1930. As of June 30, 1995, Lincoln had over $34 billion in assets under management.

       The Investment Management Agreements for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios are each dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreements for The Defensive Equity Small/Mid-Cap, The Labor Select International, The Real Estate Investment Trust and The High-Yield

Bond Portfolios are each dated _______________, 1995 and were approved by the initial shareholders on ____________________, 1995. The Sub-Advisory Agreement for The Real Estate Investment Trust Portfolio is dated ____________________, 1995 and was approved by the initial shareholder on _______________, 1995.

       Each such Agreement has an initial term of two years and may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the investment adviser. Each Agreement will terminate automatically in the event of its assignment.

       As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

      Portfolio Rate
      ---------

The Defensive Equity Portfolio .55%
The Aggressive Growth Portfolio .80%
The International Equity Portfolio .75%
The Defensive Equity Small/Mid-Cap Portfolio .__%
The Defensive Equity Utility Portfolio .35%
The Labor Select International Equity Portfolio .75%
The Real Estate Investment Trust Portfolio .75%
The Fixed Income Portfolio .40%
The Limited-Term Maturity Portfolio .30%
The Global Fixed Income Portfolio .50%
The International Fixed Income Portfolio .50%
The High-Yield Bond Portfolio .45%


        Delaware has entered into a sub-advisory agreement with Lincoln with respect to The Real Estate Investment Trust Portfolio. As compensation for its services as sub-adviser to Delaware, Lincoln is entitled to receive a sub-advisory fee equal to 30% of the investment management fee under Delaware's Investment Management Agreement with the Fund on behalf of the Portfolio.

        Out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware International will make no such payments out of the fees it receives from managing The International Fixed Income and The Labor Select International Equity Portfolios and Delaware will make no such payments out of the fees it receives from managing The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Real Estate Investment Trust or The High-Yield Bond
Portfolios.

        With respect to The Defensive Equity, The Aggressive Growth, The Fixed Income and The Limited-Term Maturity Portfolios, Delaware had elected voluntarily to waive that portion, if any, of the annual investment advisory fees payable by a particular Portfolio and to reimburse a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, respectively, .68%, .93%, .53% and .43%, as a percentage of average net assets during the period from the commencement of the public offering for the Portfolio through October 31, 1992. These waivers and reimbursement commitments have been extended through October 31, 1995. Similarly, Delaware International, the investment adviser to The International Equity Portfolio and The International Fixed Income Portfolio, voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to reimburse a particular Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, respectively, .96% and .62%, as a percentage of average net assets. For The International Equity Portfolio, the waiver and reimbursement commitment applied to the period from the commencement of the public offering for the Portfolio through October 31, 1992. Such waiver and reimbursement commitment has been extended through October 31, 1995. For The International Fixed Income Portfolio the waiver and reimbursement commitment applied to the period from the commencement of the public offering for the Portfolio through April 30, 1994. Such waiver and reimbursement commitment for The International Fixed Income Portfolio has been modified to provide that such expenses of the portfolio do not exceed, on an annual basis, .60% through October 31, 1995. Delaware International, also the investment adviser to The Global Fixed Income Portfolio, voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis,
 .62% from the commencement of the public offering of the Portfolio through October 31, 1993. Such waiver and reimbursement commitment had been extended through October 31, 1994, but modified, effective November 1, 1994 through October 31, 1995, to provide that such expenses of the Portfolio do not exceed, on an annualized basis, .60%. Amounts will be prorated over each Portfolio's initial fiscal period from commencement of operations, if less than a complete fiscal year.

        With respect to The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, Delaware Investment Advisers has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by such Portfolios and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, .___%,
 .49%, .89% and .59%, respectively, during the period from the commencement of the public offering of such Portfolios through October 31, 1996. Similarly, Delaware International, the investment adviser to The Labor Select International Equity Portfolio, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by The Labor Select International Equity Portfolio and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed,on an annualized basis, .96% of such Portfolio's average net assets during the period from the commencement of the public offering of the Portfolio through October 31, 1996. In the absence of such voluntary waivers, Total Operating Expenses (as a percentage of average net assets) are expected to equal ____%, ____%, ____%, ____% and _____%, respectively, for the Portfolios in the order they appear in the above table. Other Operating Expenses for each of the Portfolios are estimated. For the period February 3, 1992 (date of initial sale) to October 31, 1992, the investment management fee earned by The Defensive Equity Portfolio amounted to $12,880. For the period February 27, 1992 (date of initial sale) to October 31, 1992, the investment management fee earned by The Aggressive Growth Portfolio amounted to $22,909. For the period February 4, 1992 (date of initial sale) to October 31, 1992, the investment management fee earned by The International Equity Portfolio amounted to $17,068. After consideration of the waiver of fees by the respective investment manager, no amounts were paid by the Portfolios.

        For the fiscal years ended October 31, 1993 and 1994, the investment management fees earned by The Defensive Equity, The Aggressive Growth and The International Equity Portfolios amounted to $43,337 and $121,537, respectively, $110,380 and $171,517, respectively, and $95,454 and $390,070, respectively.
For the period November 30, 1992 (date of initial sale) to October 31, 1993 and for the fiscal year ended October 31, 1994, the investment management fees earned by The Global Fixed Income Portfolio amounted to $107,750 and $175,663, respectively. After consideration of the waiver of fees by the respective investment manager $43,519 and $118,977 was paid by The Aggressive Growth Portfolio for 1993 and 1994, respectively, $39,792 and $374,822 was paid by The International Equity Portfolio for 1993 and 1994, respectively, $51,238 and $124,905 was paid by The Global Fixed Income Portfolio for 1993 and 1994, respectively, and no amount was paid by The Defensive Equity Portfolio for 1993 and $88,345 was paid by this Portfolio for 1994.

        On October 31, 1994, the total net assets of the Fund were $173,090,475, broken down as follows: The Defensive Equity Portfolio--$37,323,158; The

Aggressive Growth Portfolio--$22,639,723; The International Equity Portfolio-- $70,820,004; The Fixed Income Portfolio--$21,000; The Limited-Term Maturity Portfolio--$21,000; and The Global Fixed Income Portfolio--$42,265,590.

        Delaware is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between the Fund on behalf of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio and Delaware and new Investment Management Agreements between the Fund on behalf of The International Equity Portfolio, The Global Fixed Income Portfolio and The International Equity Fixed Income Portfolio and Delaware International were executed following shareholder approval. As a result of the merger, DMH became a wholly-owned subsidiary and Delaware and Delaware International became indirect, wholly-owned subsidiaries of Lincoln National and each is now subject to the ultimate control of Lincoln National. Lincoln Investment Management, Inc., the sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio, is also a wholly-owned subsidiary of Lincoln National. Delaware, Delaware International, and Lincoln may be deemed to be affiliated persons under the 1940 Act, as the three companies are under the ultimate control of Lincoln National.

        Except for the expenses borne by the investment advisers under their respective Investment Management Agreements and the Distributor under the Distribution Agreements, each Portfolio is responsible for all of its own expenses. Among others, these include each Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratio of expenses to average daily net assets for The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios for the fiscal year ended October 31, 1994 was 0.68%, 0.93%, 0.94% and 0.62%, respectively. These ratios reflect the waiver of fees by the respective investment adviser, as described above.

        By California regulation, the respective investment advisers are required to waive certain fees and reimburse the Portfolios they manage for certain expenses to the extent that the Portfolios' operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 2 1/2% of its first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1 1/2% of any additional average daily net assets. For the period ended October 31, 1994, no such reimbursement was necessary or paid.

Distribution and Service

        Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios under separate Distribution Agreements dated April 3, 1995. It is the distributor for The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The Labor Select International Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios under separate Distribution Agreements dated ____________________, 1995. Delaware Distributors, L.P. is an affiliate of the investment advisers and bears all of the costs of promotion and distribution. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc.

        Delaware Service Company, Inc., an affiliate of Delaware, is the Fund's shareholder servicing, dividend disbursing and transfer agent for each Portfolio pursuant to an Amended and Restated

Shareholders Services Agreement dated ____________________, 1995. Delaware Service Company, Inc.'s principal business address is 1818 Market Street, Philadelphia, PA 19103. It is also an indirect, wholly-owned subsidiary of DMH.

OFFICERS AND DIRECTORS

   The business and affairs of the Fund are managed under the direction of its Board of Directors. As of _______________, 1995, [no one account held more than 25% of Delaware Pooled Trust, Inc.] As of _______________, 1995, [5% holders]

        DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd. and Delaware Investment Counselors, Inc. are direct or indirect, wholly-owned subsidiaries of DMH.
   On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between the Fund on behalf of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio, and Delaware and new Investment Management Agreements between the Fund on behalf of The International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio and Delaware International were executed following shareholder approval. As a result of the merger, DMH became a wholly-owned subsidiary and Delaware and Delaware International became indirect, wholly-owned subsidiaries of Lincoln National and each is now subject to the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Group. Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (58)
   Chairman, Director and/or Trustee of the Fund, each of the other 16 funds in the Delaware Group and Delaware Investment Counselors, Inc.

   Chairman, Chief Executive Officer, Chief Investment Officer and Director of
      Delaware Management Company, Inc.

   Chairman, Chief Executive Officer and Director of Delaware Management
      Holdings, Inc., DMH Corp., Delaware International Advisers Ltd., Delaware International Holdings Ltd. and Founders Holdings, Inc.

   Director of Delaware Distributors, Inc. and Delaware Service Company, Inc.

   During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.



-----------------------------

*Director affiliated with the investment manager of the Fund and considered an "interested person" as defined in the Investment Company Act of 1940.

Winthrop S. Jessup (50)
        Executive Vice President of the Fund, 15 other funds in the Delaware
           Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
        President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Investment Counselors, Inc.
        Executive Vice President and Director of DMH Corp., Delaware Management
           Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
        Vice Chairman and Director of Delaware Distributors, Inc.
        Vice Chairman of Delaware Distributors, L.P.
        Director of Delaware Management Trust Company, Delaware Service Company,
           Inc. and Delaware International Advisers Ltd.
        During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (56)
        Executive Vice President of the Fund and each of the other 16 funds in the Delaware Group.
        Executive Vice President and Director of Delaware Management Company,
           Inc.
        Senior Vice President of Delaware Management Holdings, Inc.
        Director of Delaware International Advisers Ltd.
        During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (68)
        Director and/or Trustee of the Fund and each of the other 16 funds in the Delaware Group. 460 North Gulph Road, King of Prussia, PA 19406. Board Chairman, Citadel Constructors, Inc.
        From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
           1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (56)
        Director and/or Trustee of the Fund and each of the other 16 funds in the Delaware Group. 500 Fifth Avenue, New York, NY 10110.
        Consultant, Anthony Knerr & Associates.
        From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
           Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (54)
        Director and/or Trustee of the Fund and each of the other 16 funds in the Delaware Group.
        785 Park Avenue, New York, NY 10021.
        Treasurer, National Gallery of Art.
        From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1994, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (74)
        Director and/or Trustee of the Fund and each of the other 16 funds in the Delaware Group.
        1617 John F. Kennedy Boulevard, Philadelphia, PA 19103.
        Vice Chairman, Packquisition Corp., a financial printing, commercial printing and information processing firm.
        Philadelphia City Councilman.
        President, MLW, Associates.
        Director, Tasty Baking Company.
        Director, Healthcare Services Group.

Charles E. Peck (69)
        Director and/or Trustee of the Fund and each of the other 16 funds in the Delaware Group.
        P.O. Box 1102, Columbia, MD  21044.
        Secretary, Enterprise Homes, Inc.
        From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
           The Ryland Group, Inc., Columbia, MD.

David K. Downes (55)
        Senior Vice President/Chief Administrative Officer/Chief Financial
           Officer of the Fund, each of the other 16 funds in the Delaware Group and Delaware Management Company, Inc.
        Chairman and Director of Delaware Management Trust Company.
        Senior Vice President/Chief Administrative Officer/Chief Financial
           Officer/Treasurer of Delaware Management Holdings, Inc.
        Senior Vice President/Chief Financial Officer/Treasurer and Director of
           DMH Corp.
        Senior Vice President/Chief Administrative Officer/Chief Financial
           Officer and Director of Delaware Service Company, Inc.
        Senior Vice President/Chief Administrative Officer and Director of
           Delaware Distributors, Inc.
        Senior Vice President/Chief Administrative Officer of Delaware
           Distributors, L.P.
        Chief Financial Officer and Director of Delaware International Holdings
           Ltd.
        Senior Vice President/Chief Financial Officer/Treasurer of Delaware
           Investment Counselors, Inc.
        Senior Vice President and Director of Founders Holdings, Inc.
        Director of Delaware International Advisers Ltd.
        Before joining the Delaware Group in 1992, Mr. Downes was Chief
           Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (48)
        Senior Vice President and Secretary of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Delaware Investment Counselors, Inc.
        Executive Vice President, Secretary and Director of Delaware Management
           Trust Company.
        Senior Vice President, Secretary and Director of DMH Corp., Delaware
           Management Company, Inc., Delaware Distributors, Inc. and Delaware Service Company, Inc.
        Corporate Vice President, Secretary and Director of Founders Holdings,
           Inc.
        Secretary and Director of Delaware International Holdings Ltd.
        Director of Delaware International Advisers Ltd.
        Attorney.
        During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

George E. Deming (54)
        Vice President/Senior Portfolio Manager of The Defensive Equity
           Portfolio.
        Before joining the Delaware Group in 1978, Mr. Deming was responsible for portfolio management and institutional sales at White Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia.
        During the past five years, Mr. Deming has served in various capacities at different times with the Delaware organization.

Edward N. Antoian (39)
        Vice President/Senior Portfolio Manager of the Fund, of seven other equity funds in the Delaware Group and of Delaware Management Company, Inc.
        During the past five years, Mr. Antoian has served in such capacities within the Delaware organization.

Gary A. Reed (41)
        Vice President/Senior Portfolio Manager of the Fund, of the nine other income (including tax-exempt) funds in the Delaware Group, of Delaware Management Company, Inc. and Delaware Investment Counselors, Inc.
        During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

Joseph H. Hastings (45)
        Vice President/Corporate Controller of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment Counselors, Inc. and Founders Holdings, Inc.
        Executive Vice President/Treasurer/Chief Financial Officer of Delaware
           Management Trust Company.
        Assistant Treasurer of Founders CBO Corporation.
        1818 Market Street, Philadelphia, PA  19103.
        Before joining the Delaware Group in 1992, Mr. Hastings was Chief
           Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (33)
        Vice President/Treasurer of the Fund, each of the other 16 funds in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc. and Founders CBO Corporation.
        Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
           President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended October 31, 1994 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1994.

                                               Pension or
                                               Retirement        Estimated              Total
                                                Benefits           Annual            Compensation
                             Aggregate           Accrued          Benefits            from all 17
                            Compensation       as Part of           Upon                Delaware
Name                         from Fund       Fund Expenses       Retirement*          Group Funds

W. Thacher Longstreth        $1,606.16            None             $18,100            $39,960.02
Ann R. Leven                 $1,748.92            None             $18,100            $44,960.02
Walter P. Babich             $1,720.24            None             $18,100            $43,960.03
Anthony D. Knerr             $1,833.68            None             $18,100            $43,962.11
Charles E. Peck              $1,448.16            None             $18,100            $36,824.07

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of October 31, 1994, he or she would be entitled to annual payments totaling $18,100, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

GENERAL INFORMATION

Custody Arrangements

        The Morgan Guaranty Trust Company of New York, 60 Wall Street, New York, NY 10260 serves as the Fund's custodian for domestic securities. With respect to foreign securities, the Custodian Bank makes arrangements with subcustodians who were approved by the directors of the Fund in accordance with Rule 17f-5 of the 1940 Act. In the selection of foreign subcustodians, the directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institutions in the particular country or region.

Capitalization

        The Fund has a present authorized capitalization of one billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to each Portfolio. While all shares have equal voting rights on matters affecting the entire Fund, each Portfolio would vote separately on any matter which affects only that Portfolio, such as any change in its own investment objective and policy or action to dissolve a Portfolio and as otherwise prescribed by the 1940 Act. Shares of each Portfolio have a priority in that Portfolios' assets, and in gains on and income from the portfolio of that Portfolio. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

        The legality of the issuance of the shares offered hereby, pursuant to registration under the Investment Company Act Rule 24f-2, has been passed upon for the Fund by Messrs. Stradley, Ronon, Stevens & Young, Philadelphia, Pennsylvania.

Noncumulative Voting

        These shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

        This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

        Ernst & Young LLP serves as the independent auditors for the Fund and, in its capacity as such, audits the financial statements contained in the Fund's Annual Reports. The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios' Statements of Net Assets, Statements of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, and The Fixed Income, The Limited-Term Maturity and The International Fixed Income Portfolios' Statements of Assets and Liabilities and Notes to Financial Statements as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1994 are included in the Fund's Annual Reports to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Reports into this Part B. In addition, the unaudited financial statements and the notes relating thereto for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios are incorporated by reference from the Semi-Annual Reports into this Part B.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                                    PART C
                                    ------

Item No.   Description                                       Location in Part C
--------   -----------                                       ------------------
   24      Financial Statements and Exhibits ......                 Item 24

   25      Persons Controlled by or under Common
           Control with Registrant ................                 Item 25

   26      Number of Holders of Securities ........                 Item 26

   27      Indemnification ........................                 Item 27

   28      Business and Other Connections of
           Investment Adviser .....................                 Item 28

   29      Principal Underwriters .................                 Item 29

   30      Location of Accounts and Records .......                 Item 30

   31      Management Services ....................                 Item 31

   32      Undertakings ...........................                 Item 32

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                                     PART C
                                     ------

                               Other Information
                               -----------------

 Item 24.  Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements:

                 Part A - Financial Highlights

                *Part B - Statements of Net Assets
                          Statements of Investments
                          Statements of Assets and Liabilities
                          Statements of Operations
                          Statements of Changes in Net Assets
                          Notes to Financial Statements
                          Accountant's Report

           * The financial statements and Accountant's Report listed above are incorporated by reference from the Registrant's Annual Reports for The Defensive Equity, The Aggressive Growth, The Global Fixed Income and The International Equity Portfolios and the Statements of Assets and Liabilities, Notes to Financial Statements and Accountant's Reports for The Fixed Income, The International Fixed Income and The Limited-Term Maturity Portfolios for the fiscal year ended October 31, 1994. In addition, unaudited financial statements for The International Equity, The Global Fixed Income, The Defensive Equity, The Aggressive Growth, The Fixed Income, The International Fixed Income and The Limited-Term Maturity Portfolios for the six-month period ended April 30, 1995 are incorporated by reference from the Registrant's Semi-Annual Report into Part B.
             The Registrant's Semi-Annual Report was electronically filed with the Commission on July 7, 1995.

           (b) Exhibits:

                  (1) Articles of Incorporation.  Attached as Exhibit.
                      -------------------------

                  (2) By-Laws.  Attached as Exhibit.
                      -------

                  (3) Voting Trust Agreement.  Inapplicable.
                      ----------------------

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.




        (4) Copies of All Instruments Defining the Rights of Holders.
            --------------------------------------------------------

           (a)   Articles of Incorporation and Articles Supplementary.
                 ----------------------------------------------------
                 Articles Fifth and Ninth of the Articles of Incorporation, Article Fifth of Articles of Amendment dated October 10, 1991, Article Second of Articles Supplementary dated September 21, 1992, Article
                 Second of Articles Supplementary dated August 3, 1993 and Article Second of Articles Supplementary dated October 12, 1994 and Form of Articles Supplementary dated September, ______ 1995 attached in Exhibit 24(b)(1).

           (b)   By-Laws.  Articles II, III and XIV of the By-Laws
                 -------
                 attached in Exhibit 24(b)(2).

        (5) Investment Management Agreements.  Investment Management
            --------------------------------
            Agreements between Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity, The Aggressive Growth, The Fixed Income and The Limited-Term Maturity Portfolios dated April 3, 1995 attached as Exhibit. Investment Management Agreements between Delaware International Advisers Ltd. and the Registrant on behalf of The International Equity, The Global Fixed Income and The International Fixed Income Portfolios dated April 3, 1995 attached as Exhibit.

            Investment Management Agreements between Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity Small/Mid Cap, The Defensive Equity Utility, The High-Yield Bond and The Real Estate Investment Trust Portfolios to be filed by Amendment. Investment Management Agreement between Delaware International Advisers Ltd. and the Registrant on behalf of The Labor Select International Equity Portfolio to be filed by Amendment. Sub-Advisory Agreement between Delaware Management Company, Inc. and Lincoln Investment Management, Inc. on behalf of the Registrant for The Real Estate Investment Trust Portfolio to be filed by Amendment.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




        (6)  (a) Distribution Agreements.  Incorporated by reference
                 -----------------------
                 to Post-Effective Amendment No. 1 filed May 18, 1992 and Post-Effective Amendment No. 6 filed December 29, 1993.

                 Distribution Agreements between Delaware
                 Distributors, L.P. and the Registrant on behalf of each Portfolio to be filed by Amendment.


           (b)   Administration and Service Agreement.  Form of
                 ------------------------------------
                 Administration and Service Agreement included as Module Name ADMIN_SER_AGREE.

           (c)   Dealer's Agreement.  Dealer's Agreement included as
                 ------------------
                 Module Name DEALERS_AGREE.

           (d) Form of Mutual Fund Agreement for the Delaware Group of Funds included as Module Name MUTUAL_FUND_AGR.

        (7) Bonus, Profit Sharing, Pension Contracts.  Amended and
            ----------------------------------------
            Restated Profit
            Sharing Plan included as Module Name PROF_SHARE_PLAN.

        (8) Custodian Agreements.  Incorporated by reference to Post-
            --------------------
            Effective Amendment No. 1 filed May 18, 1992, Post-
            Effective Amendment No. 3 filed October 29, 1992 and Post-Effective Amendment No. 6 filed December 29, 1993.

            Custodian Agreements for The International Fixed Income, The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The High-Yield Bond, The Labor Select
            International Equity and The Real Estate Investment Trust Portfolios to be filed by Amendment.

        (9) Other Material Contracts.  Incorporated by reference to
            ------------------------
            Post-Effective Amendment No. 6 filed December 29, 1993.

            Third Amended and Restated Shareholders Services Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio to be filed by Amendment.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.




                  (10) Opinion of Counsel.  Filed with letter relating to Rule
                       ------------------
                       24f-2 on December 28, 1994.

                  (11) Consent of Auditors.  To be filed by Amendment.
                       -------------------

                  (12) Inapplicable.


                  (13) Undertaking of Initial Shareholder.  Incorporated by
                       ----------------------------------
                       reference to Pre-Effective Amendment No. 1 filed August 16, 1991.

               (14-15) Inapplicable.

                  (16) Schedules of Computation for each Performance Quotation.
                       -------------------------------------------------------
                       Attached as Exhibit.

                  (17) Financial Data Schedules.  Attached as Exhibit.
                       ------------------------

                  (18) Inapplicable.

                  (19) Other:  Directors' Power of Attorney.  Attached as
                               ----------------------------
                           Exhibit.

                  (20) Other:  Financial Statements.  The Registrant's Annual
                               --------------------
                           Report for the fiscal year ended October 31, 1994 attached as Exhibit.

   Item 25.  Persons Controlled by or under Common Control with Registrant.
             -------------------------------------------------------------
   None.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




 Item 26.  Number of Holders of Securities.
           -------------------------------

                (1)                                    (2)

                                                    Number of
           Title of Class                         Record Holders
           --------------                         --------------

           The Defensive Equity Portfolio:
           Common Stock Par Value                 24 Accounts as of
           $.01 Per Share                         July 31, 1995

           The Aggressive Growth Portfolio:
           Common Stock Par Value                 43 Accounts as of
           $.01 Per Share                         July 31, 1995

           The International Equity Portfolio:
           Common Stock Par Value                 32 Accounts as of
           $.01 Per Share                         July 31, 1995

           The Global Fixed Income Portfolio:
           Common Stock Par Value                 9 Accounts as of
           $.01 Per Share                         July 31, 1995

           The Fixed Income Portfolio:
           Common Stock Par Value                 1 Account as of
           $.01 Per Share                         July 31, 1995

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                                             Number of
           Title of Class                    Record Holders*
           --------------                    --------------

           The Limited-Term
           Maturity Portfolio:
           Common Stock Par Value            1 Account as of
           $.01 Per Share                    July 31, 1995

           The International Fixed
           Income Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995

           The Defensive Equity Small/
           Mid-Cap Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995

           The Defensive Equity Utility
           Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995

           The High-Yield Bond Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995

           The Labor Select International
           Equity Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995

           The Real Estate Investment
           Trust Portfolio:
           Common Stock Par Value            0 Accounts as of
           $.01 Per Share                    July 31, 1995


       * The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The High-Yield Bond, The Labor Select International Equity and The Real Estate Investment Trust Portfolios were not offered prior to the effective date of this Registration Statement.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



   Item 27.  Indemnification.  Incorporated by reference to initial Registration
             ---------------
             Statement filed May 31, 1991.

   Item 28.  Business and Other Connections of Investment Adviser.
             ----------------------------------------------------

             (a) Delaware Management Company, Inc. ("DMC") serves as investment manager to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The Defensive Equity Utility Portfolio, The High-Yield Bond Portfolio and The Real Estate Investment Trust Portfolio. In addition, DMC also serves as investment manager or sub-adviser to the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by DMC's parent company acts as principal underwriter to the funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing and transfer agent for all of the other mutual funds in the Delaware Group.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



        The following persons serving as directors or officers of DMC have held the following positions during the past two years:

   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    ------------------------------------------------------

   Wayne A. Stork        Chairman of the Board, Chief Executive Officer, Chief
                         Investment Officer and Director of Delaware Management
                         Company, Inc.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware
                         Group and Delaware Investment Counselors, Inc.;
                         Chairman, Chief Executive Officer and Director of
                         Delaware Management Holdings, Inc., DMH Corp., Delaware
                         International Advisers Ltd., Delaware International
                         Holdings Ltd. and Founders Holdings, Inc.; and Director of Delaware Distributors, Inc. and Delaware Service
                         Company, Inc.

   Winthrop S. Jessup    Executive Vice President and Director of Delaware
                         Management Company, Inc., DMH Corp., Delaware
                         International Holdings Ltd. and Founders Holdings,
                         Inc.; President and Chief Executive Officer of the
                         Registrant; Executive Vice President of each of the other funds in the Delaware Group and Delaware
                         Management Holdings, Inc.; Vice Chairman of Delaware
                         Distributors, L.P.; Vice Chairman and Director of
                         Delaware Distributors, Inc.; Director of Delaware
                         Service Company, Inc., Delaware Management Trust
                         Company and Delaware International Advisers Ltd.; and
                         President and Director of Delaware Investment
                         Counselors, Inc.


   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -----------------------------------------------------

   Richard G. Unruh, Jr. Executive Vice President and Director of Delaware
                         Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management Holdings, Inc.; and Director of Delaware International Advisers Ltd.

                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, Mid Atlantic, Inc., since 1989, 2040 Market Street, Philadelphia, PA

   Paul E. Suckow        Senior Vice President/Chief Investment Officer, Fixed
                         Income   of Delaware Management Company, Inc., the
                         Registrant, each of the other funds in the Delaware
                         Group and Delaware Management Holdings, Inc.; Senior
                         Vice President and Director of Founders Holdings, Inc.;
                         and Director of Founders CBO Corporation

   David K. Downes       Senior Vice President, Chief Administrative Officer and
                         Chief   Financial Officer of Delaware Management
                         Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company; Senior Vice
                         President, Chief Administrative Officer, Chief
                         Financial Officer and Treasurer of Delaware Management
                         Holdings, Inc.; Senior Vice President, Chief Financial
                         Officer, Treasurer and Director of DMH Corp.; Senior
                         Vice President, Chief Administrative Officer and
                         Director of Delaware Distributors, Inc.; Senior Vice
                         President and Chief Administrative Officer of Delaware
                         Distributors, L.P.; Senior Vice President, Chief
                         Administrative Officer, Chief Financial Officer and
                         Director of Delaware Service Company, Inc.; Chief
                         Financial Officer and Director of Delaware
                         International Holdings Ltd.; Senior Vice President,
                         Chief Financial Officer and Treasurer of Delaware
                         Investment Counselors, Inc.; Senior Vice President and
                         Director of Founders Holdings, Inc.; and Director of
                         Delaware International Advisers Ltd.



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -----------------------------------------------------

   George M.
   Chamberlain, Jr.      Senior Vice President, Secretary and Director of
                         Delaware Management Company, Inc., DMH Corp., Delaware
                         Distributors, Inc. and Delaware Service Company, Inc.;
                         Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware
                         Distributors, L.P., Delaware Investment Counselors,
                         Inc. and Delaware Management Holdings, Inc.; Executive
                         Vice President, Secretary and Director of Delaware
                         Management Trust Company, Inc.; Corporate Vice
                         President, Secretary and Director of Founders Holdings,
                         Inc.; Secretary and Director of Delaware International
                         Holdings Ltd.; and Director of Delaware International
                         Advisers Ltd.

                         Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT

   Richard J. Flannery   Managing Director/Corporate Tax & Affairs of Delaware
                         Management Company, Inc., Delaware Management Holdings,
                         Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                         Distributors, Inc., Delaware Service Company, Inc.,
                         Delaware Management Trust Company, Founders CBO
                         Corporation, Delaware International Holdings Ltd. and
                         Delaware Investment Counselors, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax &
                         Affairs and Director of Founders Holdings, Inc.; and
                         Director of Delaware International Advisers Ltd.

                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

   Michael P. Bishof/1/  Vice President and Treasurer of Delaware Management
                         Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc. and Founders CBO Corporation



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -----------------------------------------------------

   Eric E. Miller        Vice President and Assistant Secretary of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                         Delaware Distributors Inc., Delaware Service Company,
                         Inc., Delaware Management Trust Company, Founders
                         Holdings, Inc. and Delaware Investment Counselors, Inc.

   Joseph H. Hastings    Vice President/Corporate Controller of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                         Delaware Distributors, Inc., Delaware Service Company,
                         Inc., Delaware Investment Counselors, Inc. and Founders
                         Holdings, Inc.; Executive Vice President, Chief
                         Financial Officer and Treasurer of Delaware
                         Management Trust Company; and Assistant Treasurer of
                         Founders CBO Corporation

   Bruce A. Ulmer/2/     Vice President/Director of Internal Audit of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc., DMH Corp. and Delaware Management
                         Trust Company

   Lisa O. Brinkley/3/   Vice President/Compliance of Delaware Management
                         Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                         Distributors, L.P., Delaware Distributors, Inc.,
                         Delaware Service Company, Inc., Delaware Management
                         Trust Company and Delaware Investment Counselors, Inc.

   Rosemary E. Milner    Vice President/Legal of Delaware Management Company,
                         Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                         Delaware Distributors, Inc.

   Douglas L.            Vice President/Operations of Delaware Management
   Anderson/4/           Company, Inc. and Delaware Service Company, Inc.; and
                         Vice President/Operations and Director of Delaware
                         Management Trust Company



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -------------------------------------------------------

   Diane Z. Frustaci     Vice President/Human Resources of Delaware Management
                         Company, Inc., Delaware Distributors, L.P. and Delaware
                         Distributors, Inc; and     Vice President/Director of
                         Human Resources of Delaware Service Company, Inc.

   Michael T. Taggart/5/ Vice President/Facilities Management and Administrative
                         Services of Delaware Management Company, Inc.

   Gerald T. Nichols     Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer and Director of Founders CBO Corporation

   J. Michael Pokorny    Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

   Gary A. Reed          Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Investment Counselors, Inc.

   Paul A. Matlack       Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Secretary and Director of Founders CBO Corporation

   James R. Raith, Jr.   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group; Vice President of Founders Holdings,
                         Inc.; and President and Director of Founders CBO
                         Corporation



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -------------------------------------------------------

   Patrick P. Coyne      Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

   Roger A. Early/6/     Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

   Edward N. Antoian     Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

   George H. Burwell     Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

   John B. Fields        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware
                         Investment Counselors, Inc.

   Edward A. Trumpbour   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

   David C. Dalrymple    Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



   Name and Principal    Positions and Offices with DMC and its Affiliates and
   Business Address*     Other Positions and Offices Held
   ------------------    -------------------------------------------------------

   Richelle S. Maestro   Vice President and Assistant Secretary of Delaware
                         Management Company, Inc., Delaware Management Holdings,
                         Inc., Delaware Distributors, L.P., Delaware
                         Distributors, Inc., Delaware Service Company, Inc., the
                         Registrant, each of the other funds in the Delaware
                         Group, DMH Corp., Delaware Management Trust Company,
                         Delaware Investment Counselors, Inc. and Founders
                         Holdings, Inc.; and Assistant Secretary of Founders CBO
                         Corporation

                         General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA


   /1/  VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers
        Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.

   /2/ ASSISTANT VICE PRESIDENT AND DIRECTOR OF INTERNAL AUDIT, Vanguard Group prior to June 1993 and SENIOR VICE PRESIDENT AND DIRECTOR OF INTERNAL AUDIT, Thomson McKinnon Securities prior to December 1989.

   /3/ VICE PRESIDENT AND COMPLIANCE OFFICER, Banc One Securities Corporation prior to June 1993 and ASSISTANT VICE PRESIDENT AND COMPLIANCE OFFICER, Aetna Life and Casualty prior to March 1993.

   /4/ VICE PRESIDENT OF OPERATIONS, Supervised Service Company prior to March 1994.

   /5/ ASSISTANT VICE PRESIDENT/ADMINISTRATIVE SERVICES, United Pacific Life Insurance prior to January 1994.

   /6/ SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, Federated Investors prior to July 1994.


           (b) Delaware International Advisers Ltd. serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio and other institutional accounts. Delaware International Advisers Ltd. also serves as investment manager or sub-adviser to Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc. Information regarding the officers and directors of Delaware International Advisers Ltd. and the positions they held during the past two years follow:



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust,Inc.




                         Positions and Offices with Delaware International
   Name and Principal    dvisers Ltd. and its Affiliates and Other Positions
   Business Address      and Offices Held
   ------------------    -------------------------------------------------------

   *Wayne A. Stork       Chairman of the Board, Chief Executive Officer and
                         Director of Delaware International Advisers Ltd.,
                         Delaware Management Holdings, Inc., DMH Corp., Delaware
                         International Holdings Ltd. and Founders Holdings,
                         Inc.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware
                         Group and Delaware Investment Counselors, Inc.;
                         Chairman of the Board, Chief Executive Officer, Chief
                         Investment Officer and Director of Delaware Management
                         Company, Inc.; and Director of Delaware Distributors,
                         Inc. and Delaware Service Company, Inc.

   **G. Roger H. Kitson  Vice Chairman and Director of Delaware International
                         Advisers Ltd.

   **David G. Tilles     Managing Director, Chief Investment Officer and
                         Director of Delaware International Advisers Ltd.

   **John Emberson       Secretary/Compliance Officer/Finance Officer/Director
                         of Delaware International Advisers Ltd.


     *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
      England EC2A 1NQ.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                         Positions and Offices with Delaware International
   Name and Principal    Advisers Ltd. and its Affiliates and Other Positions
   Business Address      and Offices Held
   ------------------    -------------------------------------------------------

   *David K. Downes      Director of Delaware International Advisers Ltd.;
                         Senior Vice President, Chief Administrative Officer,
                         Chief Financial Officer and Treasurer of Delaware
                         Management Holdings, Inc.; Senior Vice President/Chief
                         Administrative Officer/Chief Financial Officer of
                         Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company;
                         Senior Vice President, Chief Financial Officer,
                         Treasurer and Director of DMH Corp.; Senior Vice
                         President, Chief Administrative Officer and Director of
                         Delaware Distributors, Inc; Senior Vice President and
                         Chief Administrative Officer of Delaware Distributors,
                         L.P.; Senior Vice President, Chief Administrative
                         Officer, Chief Financial Officer and Director of
                         Delaware Service Company, Inc.; Chief Financial Officer and Director of Delaware International Holdings Ltd.;
                         Senior Vice President, Chief Financial Officer and
                         Treasurer of Delaware Investment Counselors, Inc.; and
                         Senior Vice President and Director of Founders
                         Holdings, Inc.

   George M.             Director of Delaware International Advisers Ltd.;
   Chamberlain, Jr.      Senior Vice President and Secretary of the Registrant,
                         each of the other funds in the Delaware Group, Delaware
                         Distributors, L.P., Delaware Management Holdings, Inc.
                         and Delaware Investment Counselors, Inc.; Senior Vice
                         President, Secretary and Director of Delaware
                         Management Company, Inc., DMH Corp., Delaware
                         Distributors, Inc. and Delaware Service Company, Inc.;
                         Executive Vice President, Secretary and Director of
                         Delaware Management Trust Company; Corporate Vice
                         President, Secretary and Director of Founders Holdings,
                         Inc.; and Secretary and Director of Delaware
                         International Holdings Ltd.

                         Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT



     *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
      England EC2A 1NQ.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                         Positions and Offices with Delaware International
   Name and Principal    Advisers Ltd. and its Affiliates and Other Positions
   Business Address      and Offices Held
   ------------------    -------------------------------------------------------

   *Winthrop S. Jessup   Director of Delaware International Advisers Ltd.,
                         Delaware Management Trust Company and Delaware Service
                         Company, Inc.; President and Chief Executive Officer of the Registrant; Executive Vice President of each of the other funds in the Delaware Group and Delaware
                         Management Holdings, Inc.; Executive Vice President and
                         Director of DMH Corp., Delaware Management Company,
                         Inc., Delaware International Holdings Ltd. and Founders
                         Holdings, Inc.; Vice Chairman of Delaware Distributors,
                         L.P.; Vice Chairman and Director of Delaware
                         Distributors, Inc.; and President and Director of
                         Delaware Investment Counselors, Inc.

   *Richard G.           Director of Delaware International Advisers Ltd.;
     Unruh, Jr           Executive Vice President and Director of Delaware
                         Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; and Senior Vice President of Delaware
                         Management Holdings, Inc.

                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, Mid Atlantic, Inc., since 1989, 2040 Market Street, Philadelphia, PA

   *Richard J. Flannery  Director of Delaware International Advisers Ltd;
                         Managing Director/Corporate Tax & Affairs of Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Founders CBO Corporation, Delaware International Holdings Ltd. and Delaware Investment Counselors, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; and Managing Director/Corporate & Tax Affairs and Director of Founders Holdings, Inc.

                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


     *Business address is 1818 Market Street, Philadelphia, PA 19103. **Business address is Veritas House, 125 Finsbury Pavement, London,
      England EC2A 1NQ.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                         Positions and Offices with Delaware International
   Name and Principal    Advisers Ltd. and its Affiliates and Other Positions
   Business Address      and Offices Held
   ------------------    -------------------------------------------------------

   *John C. E. Campbell  Director of Delaware International Advisers Ltd.

   **Timothy W.          Senior Portfolio Manager/Deputy Compliance
     Sanderson           Officer/Director Equity Research of Delaware
                         International Advisers Ltd.

   **Clive A. Gillmore   Senior Portfolio Manager/Director U.S. Mutual Fund
                         Liaison of Delaware International Advisers Ltd.

   **Hamish O. Parker    Senior Portfolio Manager/Director U.S. Marketing
                         Liaison of Delaware International Advisers Ltd.


   **Ian G. Sims         Senior Portfolio Manager/Deputy Managing Director of
                         Delaware International Advisers Ltd.

   **Elizabeth A.        Senior Portfolio Manager of Delaware International
     Desmond             Advisers Ltd.

   **Gavin A. Hall       Senior Portfolio Manager of Delaware International
                         Advisers Ltd.



     * Business address is 1818 Market Street, Philadelphia, PA 19103. ** Business address is Veritas House, 125 Finsbury Pavement, London,
        England EC2A 1NQ.

                                     xviii

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.


(c) Lincoln Investment Management Company, Inc. serves as sub-adviser to The Real Estate Investment Trust Portfolio. Lincoln Investment Management Company, Inc. also serves as investment Advisor to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Lincoln Advisor Funds, Inc. (a retail mutual fund complex) and to other clients. Lincoln Investment Management, Inc. is registered with the Securities and Exchange Commission (the Commission) as an investment Advisor and has acted as an investment Advisor to investment companies for over 40 years.

Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follow:






                         Positions and Offices with Lincoln Investment
   Name and Principal    Management, Inc.  and its Affiliates and Other
   Business Address*     Positions and Offices Held
   ------------------    -------------------------------------------------------

   H. Thomas McMeekin    President and Director of Lincoln Investment
                         Management, Inc., Lincoln National Convertible
                         Securities Fund, Inc. and Lincoln National Income Fund,
                         Inc.; President, Chief Executive Officer and Director of Lincoln National Mezzanine Corporation; Executive
                         Vice President (previously Senior Vice President) and
                         Chief Investment Officer of Lincoln National
                         Corporation; and Director of Lincoln Advisor Funds,
                         Inc., The Lincoln National Life Insurance Company,
                         Lynch & Mayer, Inc. and Vantage Global Advisors, Inc.

   Dennis A. Blume       Senior Vice President and Director of Lincoln
                         Investment Management, Inc. and Lincoln National Realty
                         Corporation; Vice President of Lincoln Advisor Funds,
                         Inc.; and Director of Lynch & Mayer, Inc. and Vantage
                         Global Advisors, Inc.

   Steven R. Brody       Director, Senior Vice President and Assistant Treasurer
                         of Lincoln Investment Management, Inc.; Vice President,
                         Treasurer and Chief Financial Officer of Lincoln
                         Advisor Funds, Inc.; Director and Vice President of
                         Lincoln National Mezzanine Corporation; Vice President of The Lincoln National Life Insurance Company;
                         Director of Lincoln National Realty Corporation;
                         Treasurer of Lincoln National Convertible Securities
                         Fund, Inc. and Lincoln National Income Fund, Inc.; and
                         Assistant Treasurer of Lincoln Financial Group, Inc.,
                         Lincoln National Aggressive Growth Fund, Inc., Lincoln
                         National Bond Fund, Inc., Lincoln National Capital
                         Appreciation Fund, Inc., Lincoln National Equity-Income
                         Fund, Inc., Lincoln National Global Asset Allocation
                         Fund, Inc., Lincoln National Growth and Income Fund,
                         Inc., Lincoln National Health & Casualty Insurance
                         Company, Lincoln National International Fund, Inc.,
                         Lincoln National Life Reinsurance Company, Lincoln
                         National Managed Fund, Inc., Lincoln National Money
                         Market Fund, Inc., Lincoln National Reassurance
                         Company, Lincoln National Social Awareness Fund, Inc.,
                         Lincoln National Special Opportunities Fund, Inc.


   *Business address is 200 East Berry Street, Fort Wayne, IN 46802.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                         Positions and Offices with Lincoln Investment
   Name and Principal    Management, Inc. and its Affiliates and Other
   Business Address*     Positions and Offices Held
   ------------------    -------------------------------------------------------

   Ann L. Warner         Senior Vice President (previously Vice President) of
                         Lincoln Investment Management, Inc.; Director of
                         Lincoln National Convertible Securities Fund, Inc.;
                         Director and Vice President of Lincoln National Income
                         Fund, Inc.; and Vice President of Lincoln Advisor
                         Funds, Inc.

   JoAnn E. Becker       Vice President of Lincoln Investment Management, Inc.,
                         Lincoln Advisor Funds, Inc. and The Lincoln National
                         Life Insurance Company; and Director of LNC Equity
                         Sales Corporation, The Richard Leahy Corporation and
                         Professional Financial Planning, Inc.

   David A. Berry        Vice President of Lincoln Investment Management, Inc.,
                         Lincoln Advisor Funds, Inc., Lincoln National
                         Convertible Securities Fund, Inc. and Lincoln National
                         Income Fund, Inc.

   Anne E. Bookwalter    Vice President (previously Second Vice President) of
                         Lincoln Investment Management, Inc.; and Director of
                         Professional Financial Planning, Inc.

   Philip C. Byrde       Vice President of Lincoln Investment Management, Inc.

   Patrick R. Chasey     Vice President of Lincoln Investment Management, Inc.

   Garrett W. Cooper     Vice President of Lincoln Investment Management, Inc.

   David C. Fischer      Vice President of Lincoln Investment Management, Inc.
                         and Lincoln National Income Fund, Inc.

   Luc N. Girard         Vice President of Lincoln Investment Management, Inc.
                         and The Lincoln National Life Insurance Company

   Donald P. Groover     Vice President of Lincoln Investment Management, Inc.

                         Previously Senior Economist/Senior Consultant, Chalke, Inc., Chantilly, VA.


   *Business address is 200 East Berry Street, Fort Wayne, IN 46802.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                         Positions and Offices with Lincoln Investment
   Name and Principal    Management, Inc. and its Affiliates and Other
   Business Address*     Positions and Offices Held
   ------------------    -------------------------------------------------------

   William N. Holm, Jr.  Vice President of Lincoln Investment Management, Inc.;
                         and Vice President and Director of Lincoln National Mezzanine Corporation

   Jennifer C. Hom       Vice President (previously Portfolio Manager) of
                         Lincoln Investment Management, Inc.

   John A. Kellogg       Vice President of Lincoln Investment Management, Inc.
                         and Lincoln National Realty Corporation

   Timothy H. Kilfoil    Vice President of Lincoln Investment Management, Inc.

   Lawrence T. Kissko    Vice President of Lincoln Investment Management, Inc.;
                         Vice President and Director Lincoln National Realty
                         Corporation; and Vice President of The Lincoln National
                         Life Insurance Company

   Walter M. Korinke     Vice President of Lincoln Investment Management, Inc.

   Lawrence M. Lee       Vice President of Lincoln Investment Management, Inc.
                         and Lincoln National Realty Corporation

   Thomas A. McAvity,    Vice President of Lincoln Investment Management, Inc.
   Jr.

   John David Moore      Vice President of Lincoln Investment Management, Inc.

   Oliver H. G. Nichols  Vice President of Lincoln Investment Management, Inc.,
                         The Lincoln National Life Insurance Company and Lincoln National Realty Corporation

   David C. Patch        Vice President of Lincoln Investment Management, Inc.

   Joseph T. Pusateri    Vice President of Lincoln Investment Management, Inc.
                         and Lincoln National Realty Corporation

   Gregory E. Reed       Vice President of Lincoln Investment Management, Inc.



   *Business address is 200 East Berry Street, Fort Wayne, IN 46802.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                         Positions and Offices with Lincoln Investment
   Name and Principal    Management, Inc. and its Affiliates and Other
   Business Address*     Positions and Offices Held
   ------------------    -------------------------------------------------------

   Bill L. Sanders       Vice President of Lincoln Investment Management, Inc.;
                         and Sales Vice President, The Lincoln National Life
                         Insurance Company.

   Roy D. Shimer         Vice President of Lincoln Investment Management, Inc.

   Gerald M. Weiss       Vice President of Lincoln Investment Management, Inc.

   Jon A. Boscia         Director (previously President) of Lincoln Investment
                         Management, Inc.; Director of Lincoln National
                         Foundation, Inc. and First Penn-Pacific Life Insurance
                         Company; President, Chief Operating Officer and
                         Director of The Lincoln National Life Insurance
                         Company; and President of Lincoln Financial Group, Inc.

   Janet C. Whitney      Vice President and Treasurer of Lincoln Investment
                         Management, Inc., The Financial Alternative, Inc.,
                         Financial Alternative Resources, Inc., Financial
                         Choices, Inc., Financial Investments, Inc., Financial
                         Investment Services, Inc., The Financial Resources
                         Department, Inc., Investment Alternatives, Inc., The
                         Investment Center, Inc., The Investment Group, Inc.,
                         LNC Administrative Services Corporation, LNC Equity
                         Sales Corporation, The Richard Leahy Corporation,
                         Lincoln National Aggressive Growth Fund, Inc., Lincoln
                         National Bond Fund, Inc., Lincoln National Capital
                         Appreciation Fund, Inc., Lincoln National Equity-Income
                         Fund, Inc., Lincoln National Global Assets Allocation
                         Fund, Inc., Lincoln National Growth and Income Fund,
                         Inc., Lincoln National Health & Casualty Insurance
                         Company, Lincoln National Intermediaries, Inc., Lincoln
                         National International Fund, Inc., Lincoln National
                         Managed Fund, Inc., Lincoln National Management
                         Services, Inc., Lincoln National Mezzanine Corporation,
                         Lincoln National Money Market Fund, Inc. Lincoln
                         National Realty Corporation, Lincoln National Risk
                         Management, Inc., Lincoln National Social Awareness
                         Fund, Inc., Lincoln National Special Opportunities
                         Fund, Inc., Lincoln National Structured Settlement,
                         Inc., Personal Financial Resources, Inc., Personal
                         Investment Services, Inc., Special Pooled Risk
                         Administrators, Inc., Underwriters & Management
                         Services, Inc.; Vice President and Treasurer
                         (previously Vice President and General Auditor) of
                         Lincoln National Corporation; and Assistant Treasurer of First Penn-Pacific Life Insurance Company.


   *Business address is 200 East Berry Street, Fort Wayne, IN 46802.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



                         Positions and Offices with Lincoln Investment
   Name and Principal    Management, Inc. and its Affiliates and Other
   Business Address*     Positions and Offices Held
   ------------------    -------------------------------------------------------

   C. Suzanne Womack     Secretary of Lincoln Investment Management, Inc.,
                         Corporate Benefit Systems Services Corporation, The
                         Financial Alternative, Inc., Financial Alternative
                         Resources, Inc., Financial Choices, Inc., The Financial
                         Resources Department, Inc., Financial Investment
                         Services, Inc., Financial Investments, Inc., Insurance
                         Services, Inc., Investment Alternatives, Inc., The
                         Investment Center, Inc. (TN), The Investment Group,
                         Inc., LNC Administrative Services Corporation, LNC
                         Equity Sales Corporation, The Richard Leahy
                         Corporation, Lincoln Advisor Funds, Inc., Lincoln Life
                         Improved Housing, Inc., Lincoln National (China) Inc.,
                         Lincoln National Convertible Securities Fund, Inc.,
                         Lincoln National Health & Casualty Insurance Company,
                         Lincoln National Income Fund, Inc., Lincoln National
                         Intermediaries, Inc., Lincoln National Life Reinsurance
                         Company, Lincoln National Management Services, Inc.,
                         Lincoln National Mezzanine Corporation, Lincoln
                         National Realty Corporation, Lincoln National
                         Reassurance Company, Lincoln National Reinsurance
                         Company (Barbados) Limited, Lincoln National
                         Reinsurance Company Limited, Lincoln National Risk
                         Management, Inc., Lincoln National Structured
                         Settlement, Inc., Old Fort Insurance Company, Ltd.,
                         Personal Financial Resources, Inc., Personal Investment
                         Services, Inc., Professional Financial Planning, Inc.,
                         Reliance Life Insurance Company of Pittsburgh, Special
                         Pooled Risk Administrators, Inc. and Underwriters &
                         Management Services, Inc.; Vice President, Secretary and Director of Lincoln National Foundation, Inc.;
                         Secretary and Assistant Vice President of Lincoln
                         National Corporation and The National Life Insurance
                         Company; and Assistant Secretary of Lincoln National
                         Aggressive Growth Fund, Inc., Lincoln National Bond
                         Fund, Inc., Lincoln National Capital Appreciation Fund,
                         Inc., Lincoln National Equity-Income Fund, Inc.,
                         Lincoln National Global Asset Allocation Fund, Inc.,
                         Lincoln National Growth and Income Fund, Inc., Lincoln
                         National International Fund, Inc., Lincoln National
                         Managed Fund, Inc., Lincoln National Money Market Fund,
                         Inc., Lincoln National Social Awareness Fund, Inc.,
                         Lincoln National Special Opportunities Fund, Inc. and
                         Lincoln National Variable Annuity Funds A & B.



   *Business address is 200 East Berry Street, Fort Wayne, IN 46802.

                                     xxiii

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



   Item 29. Principal Underwriters.
            ----------------------

            (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

            (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                  Position and Offices       Position and Offices
Business Address*                   with Underwriter           with Registrant
------------------                  --------------------       --------------------

Delaware Distributors, Inc.         General Partner            None

Delaware Management Company, Inc.   Limited Partner            Investment Manager to
                                                               The Defensive Equity,
                                                               The Aggressive Growth,
                                                               The Fixed Income,
                                                               The Limited-Term
                                                               Maturity, The Defensive
                                                               Equity Small/Mid Cap,
                                                               The Defensive Equity
                                                               Utility, The High-Yield
                                                               Bond and The Real Estate
                                                               Investment Trust
                                                               Portfolios


   Delaware Investment
   Counselors, Inc.                 Limited Partner            None


     * Business address is 1818 Market Street, Philadelphia, PA 19103. ** Business address is Veritas House, 125 Finsbury Pavement, London,
        England EC2A 1NQ.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




Name and Principal           Position and Offices         Position and Offices
Business Address*            with Underwriter             with Registrant
------------------           --------------------         --------------------

   Winthrop S. Jessup        Vice Chairman                President and Chief
                                                          Executive Officer

   Keith E. Mitchell         President and Chief          None
                             Executive Officer

   David K. Downes           Senior Vice President and    Senior Vice President/
                             Chief Administrative         Chief Administrative
                             Officer                      Officer/Chief
                                                          Financial
                                                          Officer


   George M. Chamberlain,
    Jr.                      Senior Vice President/       Senior Vice President/
                             Secretary                    Secretary

   J. Lee Cook               Senior Vice President/       None
                             National Sales Manager

   Stephen H. Slack          Senior Vice President/       None
                             Wholesaler

   William F. Hostler        Senior Vice President/       None
                             Marketing Services

   Minette van Noppen        Senior Vice President/       None
                             Retirement Services

   Richard J. Flannery       Managing Director/Corporate  Vice President
                             and Tax Affairs

   Eric E. Miller            Vice President/              Vice President/
                             Assistant Secretary          Assistant Secretary

   Richelle S. Maestro       Vice President/              Vice President/
                             Assistant Secretary          Assistant Secretary



   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.


Name and Principal             Position and Offices       Position and Offices
Business Address*                with Underwriter           with Registrant
---------------------------  -------------------------  ------------------------

   Joseph H. Hastings        Vice President/            Vice President/
                             Corporate Controller       Corporate Controller

   Michael P. Bishof         Vice President/Treasurer   Vice President/Treasurer

   Lisa O. Brinkley          Vice President/            Vice President/
                             Compliance                 Compliance

   Rosemary E. Milner        Vice President/Legal       Vice President/Legal

   Diane M. Anderson         Vice President/            None
                             Retirement Services

   Diane Z. Frustaci         Vice President/Human       None
                             Resources

   Denise F. Guerriere       Vice President/Client      None
                             Services

   Julia R. Vander Els       Vice President/            None
                             Retirement Services

   Jerome J. Alrutz          Vice President/            None
                             Retirement Services

   Martin J. Cole            Vice President/            None
                             Retirement Services

   Joanne A. Mettenheimer    Vice President/            None
                             National Accounts

   Christopher H. Price      Vice President/Annuity     None
                             Marketing &
                             Administration

   Thomas S. Butler          Vice President/            None
                             DDI Administration


   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



Name and Principal            Position and Offices     Position and Offices
Business Address*             with Underwriter         with Registrant
------------------            --------------------     --------------------

   Frank Albanese           Vice President/Wholesaler  None

   William S. Carroll       Vice President/Wholesaler  None

   William S. Castetter     Vice President/Wholesaler  None

   Thomas J. Chadie         Vice President/Wholesaler  None

   Robert M. Frank          Vice President/Wholesaler  None

   Douglas R. Glennon       Vice President/Wholesaler  None

   Alan D. Kessler          Vice President/Wholesaler  None

   William M. Kimbrough     Vice President/Bank Sales  None

   Mac McAuliffe            Vice President/Wholesaler  None

   Patrick L. Murphy        Vice President/Wholesaler  None

   Henry W. Orvin           Vice President/Wholesaler  None

   Jackson B. Reece, Jr.    Vice President/Wholesaler  None

   Philip G. Rickards       Vice President/Wholesaler  None

   Dion D. Rooney           Vice President/Wholesaler  None

   Michael W. Rose          Vice President/Wholesaler  None

   Thomas E. Sawyer         Vice President/Wholesaler  None




   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                     xxvii

                                                    Form N-1A
                                                    File No. 33-40991
                                                    Delaware Pooled Trust, Inc.




Name and Principal              Position and Offices     Position and Offices
Business Address*               with Underwriter         with Registrant
------------------              -----------------------  --------------------

   Sanford G. Simmons, Jr.    Vice President/Wholesaler  None

   Robert E. Stansbury        Vice President/Wholesaler  None

   Larry D. Stone             Vice President/Wholesaler  None

   *Business address of each is 1818 Market Street, Philadelphia, PA 19103.


             (c)  Not Applicable.


   Item 30.  Location of Accounts and Records.
             --------------------------------

             All accounts and records are maintained in the Philadelphia office - 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

   Item 31.  Management Services.  None.
             -------------------



                                     xxviii

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.



Item 32.  Undertakings.
          ------------

          (a) Not Applicable.

          (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of The Defensive Equity Small/Mid-Cap, The Defensive Equity Utility, The High-Yield Bond, The Labor Select International Equity and The Real Estate Investment Trust Portfolios.

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 20th day of July, 1995.


                                               DELAWARE POOLED TRUST, INC.



                                         By          /s/Wayne A. Stork
                                           ------------------------------------
                                                         Wayne A. Stork
                                             Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                           Title                            Date
-------------------------------    --------------------------           ----------------

/s/Wayne A. Stork                  Chairman of the Board and Director   July 20, 1995
-------------------------------
Wayne A. Stork

                                   Senior Vice President/Chief
                                   Administrative Officer/Chief
                                   Financial Officer (Principal
                                   Financial Officer and Principal
/s/David K. Downes                 Accounting Officer)                  July 20, 1995
------------------------------
David K. Downes

/s/Walter P. Babich                Director                             July 20, 1995
------------------------------
Walter P. Babich

/s/Charles E. Peck                 Director                             July 20, 1995
------------------------------
Charles E. Peck

/s/Ann R. Leven                    Director                             July 20, 1995
------------------------------
Ann R. Leven

/s/W. Thacher Longstreth           Director                             July 20, 1995
------------------------------
W. Thacher Longstreth

/s/Anthony D. Knerr                Director                             July 20, 1995
------------------------------
Anthony D. Knerr

                               INDEX TO EXHIBITS



Exhibit No.           Exhibit
-----------           -------

EX-99.B1              Articles of Incorporation

EX-99.B2              By-Laws

EX-99.B5              Investment Management Agreements

EX-99.B6B             Form of Administration and
(Module Name          Service Agreement
ADMIN_SER_AGREE)

EX-99.B6C             Dealer's Agreement
(Module Name
DEALERS_AGR)

EX-99.B6D             Form of Mutual Fund Agreement
(Module Name
MUTUAL_FUND_AGR)

EX-99.B7              Amended and Restated Profit
(Module Name          Sharing Plan
PROF_SHARE_PLAN)

EX-99.B16             Schedules of Computation for each
                      Portfolio

EX-27                 Financial Data Schedules

EX-99.B19             Directors' Power of Attorney

EX-99.B20             Financial Statements